                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837
                 ----------------------------------------------

                           SELECT SECTOR SPDR(R) TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:

      Stephanie M. Nichols, Esq.                      Stuart Strauss, Esq.
  State Street Bank and Trust Company                Clifford Chance US LLP
     One Federal Street, 9th Floor                       200 Park Ave.
           Boston, MA 02110                      New York, New York 10166-0153



       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2004

Item 1

================================================================================

                          THE SELECT SECTOR SPDR TRUST


                                     [LOGO]


                               SEMI-ANNUAL REPORT

                                ================

                                 MARCH 31, 2004

                                ================















                                 SELECT SECTOR
                                    SPDRs(R)


    Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

THE SELECT SECTOR SPDR TRUST      (CIRCLE GRAPHIC)      SEMI-ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SELECT SECTOR SPDR FUND                 XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                       PRESIDENT'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

Enclosed is the report for The Select Sector SPDR Trust for the period ending March 31, 2004, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices.

The U.S. stock market rose significantly in the six months ending March 31, 2004. The S&P 500 Index gained 14.08% during the period. The gains were widespread as all nine of our Select Sector Indices rose during the period. In fact, eight of the nine Select Sector funds posted double digit gains during the last six months. In the first half of the period, the market was particularly strong. The S&P 500 rose over 12% in the fourth calendar quarter of 2003. In the first quarter of 2004, the returns were more subdued, but still positive as the S&P 500 rose 1.69%.

While all nine Select Sector Indices posted gains during the last six months, the Energy Select Sector was the top performing Select Sector, rising over 23%. The price of oil rose significantly during this period which fueled energy company stocks. The Materials Select Sector also posted strong results, rising approximately 21% during the period. The Materials Select Sector appeared to benefit from increases in demand caused by signs of an improving economy.

Strong returns were very widespread during the period across all Select Sector Indices, with positive performing stocks outnumbering negative performing stocks by about an eight to one ratio. Double digit gains were common throughout the constituents of the Select Sector indices and there were even a couple of triple digit gains during the period. The Management Discussion and Analysis that follow each fund provides additional detail about each Select Sector.

We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/ Donald A. Gignac
Donald A. Gignac
President
The Select Sector SPDR Trust

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
The Consumer Discretionary Select Sector SPDR Fund seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Discretionary Select Sector Index. For the six-month period ending March 31, 2004, the Fund returned 15.64% as compared to the Consumer Discretionary Select Sector Index return of 15.82% and the S&P 500 Index return of 14.08%.

The Consumer Discretionary Select Sector Index performed slightly better than the overall S&P 500 Index over the past six months. As the economy strengthened, consumer spending began to increase. As history has shown, companies that often are first to benefit from an increase in consumer spending are those within the restaurant industry. Darden Restaurants, Inc., Yum Brands, Inc., Wendy's International, Inc., and McDonald's Corp., have all experienced increased consumer traffic which helped sales. In addition, fast-food chains were aided by their moves toward healthier and new lower-carbohydrate menu items. Rising consumer spending also fueled the housing industry, as new construction and renovations continued at a strong pace. Pulte Homes, Inc., KB HOME, Home Depot, Inc., and Lowe's Companies, Inc., were a few of the companies that benefited in this environment.

One of the few weak spots in the Consumer Discretionary Select Sector was the lower-end multi-line retail stores. Kohl's Corp., Family Dollar Stores, Inc., Dollar General Corp., and Big Lots, Inc. led this industry group downward as consumers appeared to bypass the lower-end retailers in favor of the more specialized and upper-end shops. Despite the poor performance of the lower-end stores, the consumer discretionary sector had a strong six months with nearly every other company in the sector posting solid returns.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER DISCRETIONARY SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10705                              10584
03/31/99                                                                   11652                              11111
06/30/99                                                                   12145                              11895
09/30/99                                                                   10717                              11152
12/31/99                                                                   12675                              12811
03/31/00                                                                   11973                              13104
06/30/00                                                                   10611                              12756
09/30/00                                                                   10275                              12631
12/31/00                                                                   10575                              11644
03/31/01                                                                   10807                              10264
06/30/01                                                                   11440                              10864
09/30/01                                                                    9613                               9269
12/31/01                                                                   11988                              10260
03/31/02                                                                   12520                              10288
06/30/02                                                                   11504                               8909
09/30/02                                                                    9523                               7370
12/31/02                                                                    9717                               7992
03/31/03                                                                    9576                               7740
06/30/03                                                                   11394                               8931
09/30/03                                                                   11642                               9168
12/31/03                                                                   13310                              10284
03/31/04                                                                   13463                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04    40.62%      40.62%           41.07%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         24.59%      24.29%           25.64%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          15.55%      15.09%           17.47%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       30.28%      29.35%           32.51%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04     40.62%      40.62%           41.07%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           7.60%       7.52%            7.91%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            2.93%       2.85%            3.27%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         5.13%       4.99%            5.47%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION      HOME DEPOT,    TIME WARNER,    VIACOM,       COMCAST       DISNEY (WALT)
                        INC.           INC.            INC.         CORPORATION    CO. (THE)
    ------------------------------------------------------------------------------------------------------
       SHARES           567,396        1,135,352       436,246       561,351       510,659
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE     $21,197,915    $19,142,035                                 $12,761,368
                                                      $17,105,206   $16,144,455
    ------------------------------------------------------------------------------------------------------
       % OF             7.24%          6.54%           5.85%         5.52%         4.36%
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company).

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8             3             0                  2             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2             2             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9             2             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the six-month period ending March 31, 2004, the Fund returned 13.42% as compared to the Consumer Select Sector Index return of 13.60% and the S&P 500 Index return of 14.08%.

The Consumer Staples Select Sector Index performed comparably with the overall S&P 500 Index over the past six months. The beverage industry was the top performing industry in the Consumer Staples Select Sector during the period. Coca-Cola Co. and PepsiCo, Inc. had strong revenue growth in 2003, which produced strong growth across their many business lines. Anheuser-Busch Companies, Inc. reported record sales and earnings in 2003, in part due to improved pricing and to the success of its low-carbohydrate products, Michelob Ultra and Bud Light. Adolph Coors Co. also benefited from favorable pricing as well as improved margins. Retailer Wal-Mart Stores, Inc. posted a solid return this past six-month period aided by increases in same-store sales and improved merchandising.

The companies hit the hardest during the past six months were food retailers. Kroger Co., Safeway, Inc., and Winn-Dixie Stores, Inc. all suffered due to increased labor costs and labor unrest. In addition, these traditional food retailers continued to face stiff competition from alternative sources such as Wal-Mart and Target, which prioritize bringing traffic to their stores as opposed to making large profits on their food businesses. Despite the poor performance of the food retailers, the Consumer Staples Select Sector had a strong six months, as nearly every other company in the sector posted solid returns.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER STAPLES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10451                              10584
03/31/99                                                                   10193                              11111
06/30/99                                                                    9890                              11895
09/30/99                                                                    8755                              11152
12/31/99                                                                    8916                              12811
03/31/00                                                                    8228                              13104
06/30/00                                                                    9875                              12756
09/30/00                                                                    9797                              12631
12/31/00                                                                   11212                              11644
03/31/01                                                                    9798                              10264
06/30/01                                                                    9644                              10864
09/30/01                                                                    9945                               9269
12/31/01                                                                   10098                              10260
03/31/02                                                                   10390                              10288
06/30/02                                                                    8922                               8909
09/30/02                                                                    7989                               7370
12/31/02                                                                    8083                               7992
03/31/03                                                                    7554                               7740
06/30/03                                                                    8228                               8931
09/30/03                                                                    8331                               9168
12/31/03                                                                    8966                              10284
03/31/04                                                                    9448                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04    25.11%      25.14%           25.51%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -3.56%      -2.79%           -2.82%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          -7.29%      -6.91%           -6.17%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -6.93%      -6.95%           -5.71%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      CONSUMER STAPLES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04     25.11%      25.14%           25.51%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -1.20%      -0.94%           -0.95%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           -1.50%      -1.42%           -1.27%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -1.35%      -1.35%           -1.11%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES,    PROCTER & GAMBLE    COCA-COLA    PEPSICO,       ALTRIA GROUP,
                          INC.                CO.                 CO. (THE)    INC.           INC.
    -----------------------------------------------------------------------------------------------------------------
       SHARES             1,555,905           464,589             879,102      378,363        360,748
    -----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $92,871,969         $48,726,094                      $20,374,847    $19,642,729
                                                                $44,218,831
    -----------------------------------------------------------------------------------------------------------------
       % OF               21.73%              11.40%              10.35%       4.77%          4.60%
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company).

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         2             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         2             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         4             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         7             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         9             1              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         9             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        15             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        11             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund had a return of 23.33% as compared to the Energy Select Sector Index return of 23.54% and the S&P 500 Index return of 14.08%.

During the six-month period ended March 31, 2004, the Energy Select Sector Index outperformed the broader S&P 500 Index and was the third largest contributing sector to the S&P 500 index's overall return. The Energy Select Sector, which outperformed the S&P 500 during the last four months of the period, witnessed most of its relative gains in December 2003 and February 2004.

ChevronTexaco Corp., the second largest company in the Energy Select Sector, had the largest contribution to the Sector's return. Chevron was followed closely by Exxon Mobil Corp., the largest company in the index. Both companies were buoyed by positive earnings news, as well as continued high oil and gas prices during a peak demand period. In addition, there was a steady increase in positive news surrounding natural resource drilling activity that helped the overall industry. The only company in the index to have a negative impact on performance was Rowan Cos., Inc. Rowan, the second smallest stock in the index, was impacted by a reduction in drilling and production revenues.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE ENERGY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
                                                                            9835                              10584
3/31/99                                                                    10483                              11111
                                                                           11993                              11895
9/30/99                                                                    11791                              11152
                                                                           11707                              12811
3/31/00                                                                    12672                              13104
                                                                           13098                              12756
9/30/00                                                                    14314                              12631
                                                                           14558                              11644
3/31/01                                                                    13514                              10264
                                                                           13419                              10864
9/30/01                                                                    11482                               9269
                                                                           11885                              10260
3/31/02                                                                    12913                              10288
                                                                           11780                               8909
9/30/02                                                                     9561                               7370
                                                                           10138                               7992
3/31/03                                                                    10207                               7740
                                                                           11041                               8931
9/30/03                                                                    11078                               9168
                                                                           12811                              10284
3/31/04                                                                    13663                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET           ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04    33.83%      33.92%           34.29%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          1.08%       1.41%            1.95%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          30.31%      29.81%           32.13%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       38.75%      38.53%           41.06%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET           ENERGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04     33.83%      33.92%           34.29%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           0.36%       0.47%            0.65%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            5.44%       5.36%            5.73%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         6.39%       6.36%            6.72%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CHEVRON TEXACO     CONOCO PHILLIPS,    SCHLUMBERGER     OCCIDENTAL PETROLEUM
                          CORP.           CORP.              INC.                LTD.             CORP.
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             4,916,052       1,635,499          1,108,524           651,636          774,543
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $204,458,603    $143,564,102       $77,386,061         $41,606,958      $35,667,705
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               22.71%          15.94%             8.59%               4.62%            3.96%
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        0              0              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3              1              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        4              0              0              5              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        5              1              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2              0              0              5              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        7              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund had a return of 17.09% as compared to the Select Sector Index return of 17.28% and the S&P 500 Index return of 14.08%.

During the six-month period ending March 31, 2004 the Fed Funds rate remained stable at 1%. The best performing stock in the Financial Select Sector for the period was Countrywide Financial Corp. Countrywide is primarily involved in the residential mortgage business, including loan origination, sale and servicing of loan agreements. Low mortgage rates continued to fuel the housing market, which provided Countrywide with strong revenue and earnings growth. Other notable stocks for the period included FleetBoston Financial Corp. and Loews Corp. In March 2004, FleetBoston shareholders approved the merger with Bank of America Corp. worth approximately $49 billion. This merger created the second largest U.S. bank after Citigroup, Inc. and was the third largest merger in U.S. banking history. Loews Corp. shares have risen due to strong earnings from CNA Financial Corp, the insurance arm of Loews. CNA had benefited from strong property/casualty premiums, which led to higher earnings.

The biggest detractor from the Financial Select Sector during the period was Apartment Investment & Management Co., down 18.1%. Apartment REITs struggled as the affordable single home market continued to thrive due to low interest rates. Additional detractors included Union Planters Corp. and Charles Schwab Corp. Union Planters agreed to a merger with Regions Financial Corp. Profit growth at Union Planters was less than 10% in 2003 while the industry average was 19%. Schwab suffered from a decline in active client accounts and average revenue per trade in 2003. Schwab also faced increased competitive pressure from on-line brokers during the period.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10597                              10584
03/31/99                                                                   11371                              11111
06/30/99                                                                   11925                              11895
09/30/99                                                                   10097                              11152
12/31/99                                                                   10956                              12811
03/31/00                                                                   11195                              13104
06/30/00                                                                   10885                              12756
09/30/00                                                                   13446                              12631
12/31/00                                                                   13743                              11644
03/31/01                                                                   12418                              10264
06/30/01                                                                   13386                              10864
09/30/01                                                                   11631                               9269
12/31/01                                                                   12489                              10260
03/31/02                                                                   12914                              10288
06/30/02                                                                   11945                               8909
09/30/02                                                                    9907                               7370
12/31/02                                                                   10634                               7992
03/31/03                                                                   10086                               7740
06/30/03                                                                   11934                               8931
09/30/03                                                                   12428                               9168
12/31/03                                                                   13879                              10284
3/31/04                                                                    14541                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04    44.27%      44.48%           44.82%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         17.12%      17.11%           18.16%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          27.93%      27.93%           29.72%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       37.93%      37.20%           39.80%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/04     44.27%      44.48%           44.82%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           5.41%       5.41%            5.72%
       3/31/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            5.05%       5.05%            5.34%
       3/31/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         6.27%       6.16%            6.54%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP,      AMERICAN INTERNATIONAL    BANK OF AMERICA    WELLS FARGO &    J.P. MORGAN
                          INC.            GROUP, INC,               CORP.              CO.              CHASE & CO.
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             1,866,058       945,034                   525,378            613,479          746,200
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $96,475,199     $67,428,176               $42,545,110        $34,765,855      $31,303,090
    -----------------------------------------------------------------------------------------------------------------------
       % OF               11.91%          8.33%                     5.25%              4.29%            3.87%
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 ------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2              1              1              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        5              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        1              0              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        3              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund seeks to replicate the total return of the Health Care Select Sector of the S&P 500 Index. To accomplish this, the Health Care Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund had a return of 7.81% as compared to the Health Care Select Sector Index return of 8.01% and the S&P 500 Index return of 14.08%.

During the prior six months, the three best performing stocks in the Health Care Select Sector were Biogen, Inc., Wellpoint Health Networks, Inc., and Aetna, Inc. Biogen's return was due to a significant increase in worldwide product demand which in turn led to a dramatic revenue jump. In Wellpoint's case, acceleration in new member growth was the main reason for this stock's solid performance. Similarly, the primary causes of Aetna's strong return were its positive trends in membership numbers and increase in operating expense efficiencies.

Of the stocks within the Health Care Select Sector that posted declines during the past six months, the three worst performing securities were MedImmune, Inc., Tenet Healthcare Corp., and Wyeth. The return for MedImmune was negatively impacted by the high cost of manufacturing Flumist which caused a significant drain on earnings. For Tenet, its decline was mainly caused by the combined impact of liquidity concerns and legal issues. In Wyeth's case, a decline in net income due primarily to higher selling, general, and administrative expenses led to its negative return.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE HEALTH CARE SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               HEALTH CARE SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10817                              10584
03/31/99                                                                   11659                              11111
06/30/99                                                                   12297                              11895
09/30/99                                                                   11203                              11152
12/31/99                                                                   12988                              12811
03/31/00                                                                   12937                              13104
06/30/00                                                                   12352                              12756
09/30/00                                                                   12193                              12631
12/31/00                                                                   11486                              11644
03/31/01                                                                   11357                              10264
06/30/01                                                                   12430                              10864
09/30/01                                                                    9913                               9269
12/31/01                                                                   11464                              10260
03/31/02                                                                   12440                              10288
06/30/02                                                                   11576                               8909
09/30/02                                                                   10735                               7370
12/31/02                                                                   11270                               7992
03/31/03                                                                   11379                               7740
06/30/03                                                                   12499                               8931
09/30/03                                                                   11934                               9168
12/31/03                                                                   12933                              10284
03/31/04                                                                   12869                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

 ---------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           -----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET        HEALTH CARE            NET ASSET    MARKET        HEALTH CARE
                              VALUE       VALUE    SELECT SECTOR INDEX          VALUE       VALUE    SELECT SECTOR INDEX
 ---------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/04    13.12%     13.34%           13.48%                13.12%     13.34%           13.48%
 ---------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         13.33%     14.34%           14.32%                 4.26%      4.57%            4.56%
    3/31/04
 ---------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          10.38%     10.40%           11.68%                 1.99%      2.00%            2.23%
    3/31/04
 ---------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)       23.35%     23.96%           25.30%                 4.05%      4.14%            4.36%
 ---------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER, INC.    JOHNSON & JOHNSON    MERCK & CO.,        ELI LILLY AND    AMGEN, INC.
                                          CO.                  INC.                CO.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             3,519,188       1,369,747            1,026,627           518,652          595,324
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $123,347,539    $69,473,568          $45,366,647         $34,697,819      $34,629,997
    ----------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    19.39%          10.92%               7.13%               5.45%            5.44%
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 ------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             1              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0              10             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         2             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         2             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         3             0              0               7             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         4             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         0             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        11             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund had a return of 14.78% as compared to the Industrial Sector Index return of 14.96% and the S&P 500 Index return of 14.08%.

Within the Industrial Select Sector Index, some of the better performing stocks over the prior six months were Crane Co., Tyco International Ltd. and Thomas & Betts Corp. Crane Co.'s strong return was due to increased demand from the military sector and improved margins. In Tyco's case, the stock's positive return was mainly fueled by the perception that the accounting scandals and liquidity concerns which previously plagued the company were no longer issues. Finally, Thomas & Betts Corp's gains, during the prior six months, were caused both by the success of its corporate restructuring and continued improvements in the economy.

During the past six months, some of the worst performing stocks in this Industrial Select Sector Index were Delta Airlines, Inc., Southwest Airlines Co. and Lockheed Martin Corp. Both Delta and Southwest were hurt by increasingly contentious labor negotiations, a continued depressed business travel environment, rising fuel prices and the escalating threat of upstart low cost carriers. When comparing Delta and Southwest, Delta's weaker competitive position was the primary cause of the return differential between these two companies. Lockheed Martin's performance was hurt by fears regarding potential order cancellations and increased concerns that a new presidency would not bode well for military manufacturers.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE INDUSTRIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10759                              10584
03/31/99                                                                   11010                              11111
06/30/99                                                                   13153                              11895
09/30/99                                                                   12740                              11152
12/31/99                                                                   13223                              12811
03/31/00                                                                   13001                              13104
06/30/00                                                                   12786                              12756
09/30/00                                                                   13645                              12631
12/31/00                                                                   14150                              11644
03/31/01                                                                   12030                              10264
06/30/01                                                                   13194                              10864
09/30/01                                                                   10766                               9269
12/31/01                                                                   12696                              10260
03/31/02                                                                   12498                              10288
06/30/02                                                                   10986                               8909
09/30/02                                                                    9019                               7370
12/31/02                                                                    9557                               7992
03/31/03                                                                    8996                               7740
06/30/03                                                                   10448                               8931
09/30/03                                                                   10923                               9168
12/31/03                                                                   12662                              10284
03/31/04                                                                   12534                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         INDUSTRIAL           NET ASSET     MARKET         INDUSTRIAL
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/04    39.34%      38.69%           39.89%               39.34%      38.69%           39.89%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED          4.17%       3.68%            5.14%                1.37%       1.21%            1.68%
    3/31/04
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          13.82%      13.21%           15.70%                2.62%       2.51%            2.96%
    3/31/04
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)       21.85%      21.66%           24.03%                3.81%       3.78%            4.16%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL         UNITED PARCEL         3M CO.          TYCO             UNITED
                          ELECTRIC CO.    SERVICE, INC.                         INTERNATIONAL    TECHNOLOGIES
                                                                                LTD.             CORP.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             3,757,748       572,131               399,917         1,029,265        266,576
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $114,686,469    $39,957,629           $32,741,205     $29,488,442      $23,005,509
    ----------------------------------------------------------------------------------------------------------------------
       % OF               20.29%          7.07%                 5.79%           5.22%            4.07%
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company).

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -------------------------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         3             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         4             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         4             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         1             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         6             1              0               2             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         4             0              0               4             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         9             2              0               9             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         7             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             1999
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/99         2             1              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/99         1             1              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/99         3             0              0               2             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/99         5             2              0               4             1              0
 ------------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund seeks to replicate the total return of the Materials Select Sector of the S&P 500 Index. To accomplish this, the Materials Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund had a return of 20.93% as compared to the Materials Select Sector Index return of 21.12% and the S&P 500 Index return of 14.08%

The best performing stock in the Materials Select Sector for the period was United States Steel Corp. Other companies that were strong contributors included Louisiana-Pacific Corp. and Alleghney Technologies, Inc. The steel industry benefited from a stronger U.S. economy and a rise in global steel demand, specifically in China. In addition, the low value of the U.S. dollar and high transportation costs continued to dampen foreign steel imports. Alleghney, a diversified specialty materials producer, also benefited from the lower U.S. dollar as exotic metal demand increased. Louisiana-Pacific Corp. benefited from the rise in lumber prices and the surging demand in housing. Remodeling activity also spiked with homeowners spending $130 billion at the end of 2003.

All of the companies in the Materials Select Sector had positive returns for the period. The worst performing stock in the Materials Select Sector was Hercules, Inc. Other lower returning names included Sealed Air Corp. and Sigma-Aldrich Corp. Hercules, Inc. continued to be burdened by high interest expense on its high yield debt as it faced continued costs related to asbestos litigation. Sealed Air Corp. also faced asbestos litigation costs that weighed on its shares. Sigma-Aldrich Corp. reported a lower fourth calendar quarter profit due to a decrease in worldwide demand for specialty chemicals.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE MATERIALS SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                MATERIALS SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10429                              10584
03/31/99                                                                   10567                              11111
06/30/99                                                                   12639                              11895
09/30/99                                                                   11559                              11152
12/31/99                                                                   12949                              12811
03/31/00                                                                   11342                              13104
06/30/00                                                                    9749                              12756
09/30/00                                                                    8961                              12631
12/31/00                                                                   10969                              11644
03/31/01                                                                   10341                              10264
06/30/01                                                                   11387                              10864
09/30/01                                                                   10039                               9269
12/31/01                                                                   11260                              10260
03/31/02                                                                   12429                              10288
06/30/02                                                                   12206                               8909
09/30/02                                                                    9412                               7370
12/31/02                                                                   10613                               7992
03/31/03                                                                    9845                               7740
06/30/03                                                                   11185                               8931
09/30/03                                                                   11865                               9168
12/31/03                                                                   14594                              10284
03/31/04                                                                   14339                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         MATERIALS            NET ASSET    MARKET         MATERIALS
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/04    45.74%     45.01%           46.35%               45.74%     45.01%           46.35%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         38.69%     39.35%           40.07%               11.52%     11.70%           11.89%
    3/31/04
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          35.73%     35.95%           38.16%                6.30%      6.33%            6.68%
    3/31/04
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)       42.67%     42.36%           45.49%                6.95%      6.90%            7.35%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT         DOW          ALCOA,       INTERNATIONAL    NEWMONT
                          (E.I.) DE       CHEMICAL     INC.         PAPER CO.        MINING
                          NEMOURS &       CO.                                        CORP.
                          CO.
    ------------------------------------------------------------------------------------------------------
       SHARES             2,676,689       2,499,803    2,334,707    1,289,122        984,547
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE       $113,009,810                              $54,478,296      $45,909,426
                                          $100,692,065 $80,990,986
    ------------------------------------------------------------------------------------------------------
       % OF               13.74%          12.25%       9.85%        6.63%            5.58%
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company).

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE vs. NAV AS OF MARCH 31, 2004

 ------------------------------------------------------------------------------------------------------------------------
                                       CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------
                                  50-99        100-199        >200          50-99        100-199        >200
                                  BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                 POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                              -----------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02        2             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02        0             0             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02        0             0             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02        1             0             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01        1             1             0             8             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01        3             0             0            11             1             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01        0             0             0             8             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01        6             0             0             7             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00        9             1             0             5             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00        7             1             0             4             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00        9             1             0             6             1             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00       13             2             0             3             1             0
 ------------------------------------------------------------------------------------------------------------------------
             1999
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/99       12             2             0            11             1             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/99        7             0             0            12             2             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/99        6             0             0             7             2             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/99        4             1             0             8             3             0
 ------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund returned 11.50% as compared to the Technology Select Sector Index return of 11.66% and the S&P 500 Index return of 14.08%.

The Technology Select Sector enjoyed a strong fourth quarter in 2003, but experienced a more subdued first quarter during calendar year 2004. With corporate technology spending picking up in 2003, a vast majority of the companies within the Technology Select Sector posted positive returns. Communications equipment (manufacturers in particular) benefited in this environment. Companies such as Lucent Technologies, Inc., QUALCOMM, Inc., Motorola, Inc., and Cisco Systems, Inc. led the way, as demand for these companies' new technologies continued to increase. Semiconductor manufacturers such as Texas Instruments, Inc., and Advanced Micro Devices, Inc. also enjoyed a strong period as they took advantage of healthy chip demand and improved profit margins.

The few companies within the Technology Select Sector that did not have strong returns over the period primarily had company-specific issues. Microsoft Corp. (litigation and security concerns), VERITAS Software Corp. (accounting adjustments), and QLogic Corp. (disappointing revenue growth) were three of the larger detractors from the Technology Select Sector's performance during the period.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10851                              10584
03/31/99                                                                   12189                              11111
06/30/99                                                                   13445                              11895
09/30/99                                                                   13700                              11152
12/31/99                                                                   18011                              12811
03/31/00                                                                   20021                              13104
06/30/00                                                                   17985                              12756
09/30/00                                                                   15435                              12631
12/31/00                                                                   10410                              11644
03/31/01                                                                    8255                              10264
06/30/01                                                                    9253                              10864
09/30/01                                                                    6373                               9269
12/31/01                                                                    8020                              10260
03/31/02                                                                    7226                              10288
06/30/02                                                                    5277                               8909
09/30/02                                                                    3933                               7370
12/31/02                                                                    4940                               7992
03/31/03                                                                    4779                               7740
06/30/03                                                                    5677                               8931
09/30/03                                                                    6083                               9168
12/31/03                                                                    6869                              10284
03/31/04                                                                    6784                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         TECHNOLOGY           NET ASSET     MARKET         TECHNOLOGY
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/04    41.92%      41.92%           42.40%               41.92%      41.92%           42.40%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        -17.83%     -17.94%          -17.17%               -6.34%      -6.38%           -6.09%
    3/31/04
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED         -44.35%     -44.39%          -43.56%              -11.06%     -11.07%          -10.81%
    3/31/04
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)      -36.26%     -36.49%          -35.44%               -8.16%      -8.22%           -7.94%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT        INTEL         CISCO SYSTEMS,    INTERNATIONAL         VERIZON
                          CORP.            CORP.         INC.              BUSINESS MACHINES     COMMUNICATIONS,
                                                                           CORP.                 INC.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             4,976,577        2,989,319     3,168,542         783,454               1,273,125
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $124,265,128                   $74,524,108       $71,952,415           $46,519,987
                                          $81,309,477
    ----------------------------------------------------------------------------------------------------------------------
       % OF               12.43%           8.13%         7.45%             7.20%                 4.65%
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company).

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 ------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         1             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             1              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         1             0              1               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark, Utilities Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2004, the Fund had a return of 13.33% as compared to the Utilities Sector Index return of 13.51% and the S&P 500 Index return of 14.08%.

During the prior six months, the three best performing stocks in the Utilities Select Sector were Allegheny Energy, Inc., Duke Energy Corp., and Edison International. Allegheny's strong return was primarily caused by its renewed focus on business fundamentals, and continued progress towards its financial health as evidenced by its recent and successful debt refinancing. Similarly, Duke Energy, through asset sales and debt repayments, dramatically improved its financial situation which led in part to its strong performance. Finally, Edison International's positive performance was primarily a function of increased operating profits due to higher U.S. wholesale energy prices.

During the past six months, the three worst performing stocks in the Utilities Select Sector were Calpine Corp., El Paso Corp., and The Williams Cos., Inc. Calpine was hurt by an earnings shortfall and questions regarding its debt refinancing. For El Paso, its decline was caused mainly by ongoing concerns about its significant debt burden and doubts regarding its future earnings estimates. In Williams' case, the stock's relatively low return was a result of its debt burden which continued to weigh on the company and pipeline replacement costs.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE UTILITIES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10369                              10584
03/31/99                                                                    9239                              11111
06/30/99                                                                   10818                              11895
09/30/99                                                                   10366                              11152
12/31/99                                                                   10022                              12811
03/31/00                                                                    9490                              13104
06/30/00                                                                    9789                              12756
09/30/00                                                                   11731                              12631
12/31/00                                                                   12223                              11644
03/31/01                                                                   11704                              10264
06/30/01                                                                   11625                              10864
09/30/01                                                                   11073                               9269
12/31/01                                                                   10627                              10260
03/31/02                                                                   10749                              10288
06/30/02                                                                    9393                               8909
09/30/02                                                                    7293                               7370
12/31/02                                                                    7639                               7992
03/31/03                                                                    7394                               7740
06/30/03                                                                    8955                               8931
09/30/03                                                                    8913                               9168
12/31/03                                                                    9611                              10284
03/31/04                                                                   10095                              10458

(Past performance is not indicative of future results.)

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2004

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         UTILITIES            NET ASSET     MARKET         UTILITIES
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/04    36.69%      36.94%           37.06%               36.69%      36.94%           37.06%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        -13.72%     -12.98%          -12.99%               -4.80%      -4.53%           -4.53%
    3/31/04
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED           9.33%       9.51%           10.25%                1.80%       1.83%            1.97%
    3/31/04
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)       -1.14%      -1.40%           -0.37%               -0.22%      -0.27%           -0.07%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2004

 -----------------------------------------------------------------------------------------------------------------
    DESCRIPTION        EXELON          SOUTHERN       DOMINION RESOURCES,    DUKE ENERGY     ENTERGY
                       CORP.           CO. (THE)      INC.                   CORP.           CORP.
 -----------------------------------------------------------------------------------------------------------------
    SHARES             1,266,935       2,817,650      1,248,447              3,492,361       880,503
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE       $87,253,813     $85,938,325    $80,275,142            $78,927,358     $52,389,928
 -----------------------------------------------------------------------------------------------------------------
    % OF               7.40%           7.29%          6.81%                  6.69%           4.44%
    NET ASSETS
 -----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company).

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2004

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -------------------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -------------------------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         5             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         4             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         2             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         0             0              0               3             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             1              0               8             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         1             0              0               6             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         2             1              0               1             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         2             1              0               6             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         6             0              0              11             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             1999
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/99         5             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/99         5             1              0               4             0              1
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/99         3             0              0               5             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/99         3             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 2.0%
Cooper Tire & Rubber Co. ...........     18,380   $    370,357
Dana Corp. .........................     37,072        736,250
Delphi Corp. .......................    139,656      1,390,974
Goodyear Tire & Rubber Co. (The)....     43,752        373,642
Johnson Controls, Inc. .............     46,980      2,778,867
Visteon Corp. ......................     32,607        312,049
                                                  ------------
                                                     5,962,139
                                                  ------------
AUTOMOBILES -- 5.8%
Ford Motor Co. .....................    456,689      6,197,270
General Motors Corp. ...............    140,183      6,602,619
Harley-Davidson, Inc. ..............     75,506      4,027,490
                                                  ------------
                                                    16,827,379
                                                  ------------
DISTRIBUTORS -- 0.5%
Genuine Parts Co. ..................     43,349      1,418,379
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 12.4%
Carnival Corp. .....................    157,075      7,054,238
Darden Restaurants, Inc. ...........     41,135      1,019,737
Harrah's Entertainment, Inc. .......     27,749      1,523,143
Hilton Hotels Corp. ................     94,664      1,538,290
International Game Technology.......     86,506      3,889,310
Marriott International, Inc. .......     57,406      2,442,625
McDonald's Corp. ...................    314,633      8,989,065
Starbucks Corp. (a).................     98,739      3,739,246
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     50,926      2,062,503
Wendy's International, Inc. ........     28,450      1,157,630
Yum Brands, Inc. (a)................     73,366      2,787,174
                                                  ------------
                                                    36,202,961
                                                  ------------
HOUSEHOLD DURABLES -- 5.0%
American Greetings Corp.
  (Class A) (a).....................     16,748        381,352
Black & Decker Corp. ...............     19,604      1,116,252
Centex Corp. .......................     30,872      1,668,940
Fortune Brands, Inc. ...............     36,371      2,787,110
KB HOME.............................     11,633        939,946
Leggett & Platt, Inc. ..............     47,846      1,134,429
Maytag Corp. .......................     19,573        617,920
Newell Rubbermaid, Inc. ............     68,455      1,588,156
Pulte Homes, Inc. ..................     31,280      1,739,168
Snap-on, Inc. ......................     14,498        468,865
Stanley Works (The).................     20,261        864,739
Whirlpool Corp. ....................     17,323      1,193,035
                                                  ------------
                                                    14,499,912
                                                  ------------
INTERNET & CATALOG RETAIL -- 3.8%
eBay, Inc. (a)......................    161,064     11,166,567
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.0%
Brunswick Corp. ....................     23,359        953,748
Eastman Kodak Co. ..................     71,492      1,870,945
Hasbro, Inc. .......................     43,477        945,625
Mattel, Inc. .......................    107,214      1,977,026
                                                  ------------
                                                     5,747,344
                                                  ------------

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
MEDIA -- 33.5%
Clear Channel Communications,
  Inc. .............................    153,497   $  6,500,598
Comcast Corporation (Class A) (a)...    561,351     16,144,455
Disney (Walt) Co. (The).............    510,659     12,761,368
Dow Jones & Co., Inc. ..............     20,322        973,627
Gannett Co., Inc. ..................     67,576      5,956,148
Interpublic Group of Companies,
  Inc. .............................    103,434      1,590,815
Knight Ridder, Inc. ................     19,935      1,460,239
McGraw-Hill Cos., Inc. (The)........     47,752      3,635,837
Meredith Corp. .....................     12,486        631,292
New York Times Co. (The) (Class
  A)................................     37,420      1,653,964
Omnicom Group, Inc. ................     47,375      3,801,844
Time Warner, Inc. ..................  1,135,352     19,142,035
Tribune Co. ........................     82,325      4,152,473
Univision Communications, Inc.
  (Class A) (a).....................     80,472      2,656,381
Viacom, Inc. (a)....................    436,246     17,105,206
                                                  ------------
                                                    98,166,282
                                                  ------------
MULTI-LINE RETAIL -- 10.0%
Big Lots, Inc. (a)..................     29,196        423,342
Dillard's, Inc. (Class A)...........     20,772        397,991
Dollar General Corp. ...............     84,039      1,613,549
Family Dollar Stores, Inc. .........     42,945      1,543,873
Federated Department Stores,
  Inc. .............................     45,107      2,438,033
J.C. Penney Co., Inc. (Holding
  Co.)..............................     68,096      2,368,379
Kohl's Corp. (a)....................     84,759      4,096,402
May Department Stores Co. ..........     71,939      2,487,651
Nordstrom, Inc. ....................     34,283      1,367,892
Sears, Roebuck & Co. ...............     55,598      2,388,490
Target Corp. .......................    227,292     10,237,232
                                                  ------------
                                                    29,362,834
                                                  ------------
SPECIALTY RETAIL -- 21.8%
Autonation, Inc. (a)................     68,647      1,170,431
AutoZone, Inc. (a)..................     21,802      1,874,318
Bed Bath & Beyond, Inc. (a).........     74,374      3,105,858
Best Buy Co., Inc. .................     80,922      4,185,286
Boise Cascade Corp. ................     21,772        754,400
Circuit City Stores-Circuit City
  Group.............................     52,474        592,956
Gap, Inc. (The).....................    223,407      4,897,082
Home Depot, Inc. ...................    567,396     21,197,915
Limited Brands......................    116,200      2,324,000
Lowe's Companies, Inc. .............    196,129     11,008,721
Office Depot, Inc. (a)..............     77,457      1,457,741
RadioShack Corp. ...................     40,889      1,355,879
Sherwin-Williams Co. (The)..........     36,373      1,397,814
Staples, Inc. (a)...................    124,507      3,155,007
Tiffany & Co. ......................     36,599      1,396,984
TJX Cos., Inc. (The)................    125,467      3,081,470
Toys "R" Us, Inc. (a)...............     53,298        895,406
                                                  ------------
                                                    63,851,268
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.1%
Jones Apparel Group, Inc. ..........     31,480      1,138,002
Liz Claiborne, Inc. ................     27,181        997,271
Nike, Inc. (Class B)................     65,622      5,109,985

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
Reebok International Ltd. ..........     14,652   $    605,860
V.F. Corp. .........................     26,924      1,257,351
                                                  ------------
                                                     9,108,469
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $275,773,862)...............               292,313,534
                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $882,264)........    882,264        882,264
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $276,656,126)...............               293,195,798
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                  (582,732)
                                                  ------------
NET ASSETS -- 100.0%................              $292,613,066
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
BEVERAGES -- 22.1%
Adolph Coors Co. (Class B)..........     27,895   $  1,937,308
Anheuser-Busch Companies, Inc. .....    312,847     15,955,197
Brown-Forman Corp. (Class B)........     65,382      3,116,106
Coca-Cola Co. (The).................    879,102     44,218,831
Coca-Cola Enterprises, Inc. ........    208,111      5,030,043
PepsiCo, Inc. ......................    378,363     20,374,847
The Pepsi Bottling Group, Inc. .....    127,340      3,788,365
                                                  ------------
                                                    94,420,697
                                                  ------------
FOOD & DRUG RETAILING -- 34.4%
Albertson's, Inc. ..................    177,788      3,938,004
Costco Wholesale Corp. (a)..........    192,076      7,223,978
CVS Corp. ..........................    171,236      6,044,631
Kroger Co. (a)......................    329,887      5,489,320
Safeway, Inc. (a)...................    208,801      4,297,125
Supervalu, Inc. ....................     83,977      2,564,658
Sysco Corp. ........................    257,668     10,061,935
Wal-Mart Stores, Inc. ..............  1,555,905     92,871,969
Walgreen Co. .......................    398,889     13,143,392
Winn-Dixie Stores, Inc. ............    183,361      1,393,544
                                                  ------------
                                                   147,028,556
                                                  ------------
FOOD PRODUCTS -- 13.3%
Archer-Daniels-Midland Co. .........    293,381      4,949,337
Campbell Soup Co. ..................    184,940      5,043,314
ConAgra Foods, Inc. ................    230,772      6,216,998
General Mills, Inc. ................    156,692      7,314,383
H.J. Heinz Co. .....................    154,152      5,748,328
Hershey Foods Corp. ................     59,095      4,896,021
Kellogg Co. ........................    174,372      6,842,357
McCormick & Company, Inc. ..........     80,370      2,694,002
Sara Lee Corp. .....................    330,907      7,233,627
W.M. Wrigley Jr. Co. ...............     98,233      5,807,535
                                                  ------------
                                                    56,745,902
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
HOUSEHOLD PRODUCTS -- 18.1%
Clorox Co. .........................     96,262   $  4,708,175
Colgate-Palmolive Co. ..............    209,798     11,559,870
Kimberly-Clark Corp. ...............    196,512     12,399,907
Procter & Gamble Co. ...............    464,589     48,726,094
                                                  ------------
                                                    77,394,046
                                                  ------------
PERSONAL PRODUCTS -- 5.9%
Alberto-Culver Co. (Class B)........     55,374      2,429,235
Avon Products, Inc. ................     98,068      7,440,419
Gillette Co. .......................    388,221     15,179,441
                                                  ------------
                                                    25,049,095
                                                  ------------
TOBACCO -- 6.0%
Altria Group, Inc. .................    360,748     19,642,729
R.J. Reynolds Tobacco Holdings,
  Inc. .............................     47,567      2,877,803
UST, Inc. ..........................     87,868      3,172,035
                                                  ------------
                                                    25,692,567
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $405,969,621)...............               426,330,863
                                                  ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $1,707,380)......  1,707,380      1,707,380
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $407,677,001)...............               428,038,243
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                  (733,170)
                                                  ------------
NET ASSETS -- 100.0%................              $427,305,073
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
COMMON STOCK -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 21.0%
Baker Hughes, Inc. .................    749,371   $ 27,337,054
BJ Services Co. (a).................    454,718     19,675,648
Halliburton Co. ....................    954,946     29,020,809
Nabors Industries Ltd. (a)..........    424,361     19,414,516
Noble Corp. (a).....................    442,809     17,012,722
Rowan Cos., Inc. (a)................    593,998     12,527,418
Schlumberger Ltd. ..................    651,636     41,606,958
Transocean Sedco Forex, Inc. (a)....    794,471     22,157,796
                                                  ------------
                                                   188,752,921
                                                  ------------
OIL AND GAS SERVICES -- 78.9%
Amerada Hess Corp. .................    279,655     18,255,878
Anadarko Petroleum Corp. ...........    547,005     28,367,679
Apache Corp. .......................    692,723     29,904,852
Ashland, Inc. ......................    304,728     14,166,805
Burlington Resources, Inc. .........    440,636     28,037,669
ChevronTexaco Corp. ................  1,635,499    143,564,102
Conoco Phillips, Inc. ..............  1,108,524     77,386,061
Devon Energy Corp. .................    504,601     29,342,548
EOG Resources, Inc. ................    379,587     17,419,248
Exxon Mobil Corp. ..................  4,916,052    204,458,603
Kerr-McGee Corp. ...................    335,094     17,257,341

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
OIL AND GAS SERVICES -- (CONTINUED)
Marathon Oil Corp. .................    788,178   $ 26,537,953
Occidental Petroleum Corp. .........    774,543     35,667,705
Sunoco, Inc. .......................    266,792     16,642,485
Unocal Corp. .......................    631,330     23,535,982
                                                  ------------
                                                   710,544,911
                                                  ------------
TOTAL COMMON STOCK --
  (Cost $827,521,776)...............               899,297,832
                                                  ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $4,723,954)......  4,723,954      4,723,954
                                                  ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $832,245,730)...............               904,021,786
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.............                (3,625,789)
                                                  ------------
NET ASSETS -- 100.0%................              $900,395,997
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
BANKS -- 34.0%
AmSouth Bancorp....................      127,593   $  2,999,711
Bank of America Corp. .............      525,378     42,545,110
Bank of New York Co., Inc. (The)...      280,620      8,839,530
Bank One Corp. ....................      406,132     22,142,317
BB&T Corp. ........................      198,084      6,992,365
Charter One Financial, Inc. .......       79,926      2,826,183
Comerica, Inc. ....................       63,079      3,426,451
Fifth Third Bancorp................      204,311     11,312,700
First Tennessee National Corp. ....       45,895      2,189,192
FleetBoston Financial Corp. .......      387,620     17,404,138
Golden West Financial Corp. .......       54,877      6,143,480
Huntington Bancshares, Inc. .......       83,591      1,841,510
KeyCorp............................      151,244      4,581,181
M & T Bank Corp. ..................       42,674      3,834,259
Marshall & Ilsley Corp. ...........       81,357      3,076,108
Mellon Financial Corp. ............      155,299      4,859,306
National City Corp. ...............      218,898      7,788,391
North Fork Bancorporation, Inc. ...       55,535      2,350,241
Northern Trust Corp. ..............       79,348      3,696,823
PNC Financial Services Group.......      100,104      5,547,764
Regions Financial Corp. ...........       81,140      2,963,233
SouthTrust Corp. ..................      120,053      3,980,958
SunTrust Banks, Inc. ..............      101,919      7,104,774
Synovus Financial Corp. ...........      109,445      2,675,930
U.S. Bancorp.......................      695,737     19,237,128
Union Planters Corp. ..............       68,829      2,054,546
Wachovia Corp. ....................      476,570     22,398,790
Washington Mutual, Inc. ...........      325,292     13,893,221
Wells Fargo & Co. .................      613,479     34,765,855
Zions Bancorp......................       32,117      1,837,092
                                                   ------------
                                                    275,308,287
                                                   ------------
DIVERSIFIED FINANCIALS -- 41.0%
American Express Co. ..............      466,157     24,170,240
Bear Stearns, Inc. ................       37,791      3,313,515
Capital One Financial Corp. .......       83,466      6,295,840
Charles Schwab Corp. (The).........      493,259      5,726,737
Citigroup, Inc. ...................    1,866,058     96,475,199
Countrywide Financial Corp. .......       66,476      6,375,048
E*Trade Financial Corp. (a)........      134,000      1,788,498
Fannie Mae.........................      352,239     26,188,970
Federated Investors, Inc. (Class
  B)...............................       39,817      1,251,448
Franklin Resources, Inc. ..........       90,623      5,045,889
Freddie Mac........................      249,085     14,710,960
Goldman Sachs Group, Inc. .........      175,134     18,275,233
J.P. Morgan Chase & Co. ...........      746,200     31,303,090
Janus Capital Group, Inc. .........       87,497      1,433,201
Lehman Brothers Holdings, Inc. ....      100,204      8,303,906
MBNA Corp. ........................      462,135     12,768,790
Merrill Lynch & Co., Inc. .........      351,643     20,943,857
Moody's Corp. .....................       53,655      3,798,774
Morgan Stanley Dean Witter &
  Co. .............................      397,527     22,778,297
Principal Financial Group..........      116,579      4,153,710
Providian Financial Corp. (a)......      103,953      1,361,784
SLM Corp. .........................      163,904      6,859,382
State Street Corp. ................      121,027      6,309,138
T. Rowe Price Group, Inc. .........       45,521      2,450,395
                                                   ------------
                                                    332,081,901
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INSURANCE -- 22.8%
ACE Ltd. ..........................      100,538   $  4,288,951
Aflac, Inc. .......................      185,881      7,461,263
Allstate Corp. ....................      255,350     11,608,211
Ambac Financial Group, Inc. .......       39,028      2,879,486
American International Group,
  Inc. ............................      945,034     67,428,176
Aon Corp. .........................      113,679      3,172,781
Chubb Corp. .......................       67,741      4,710,709
Cincinnati Financial Corp. ........       57,547      2,500,417
Hartford Financial Services Group,
  Inc. (The).......................      105,172      6,699,456
Jefferson-Pilot Corp. .............       50,705      2,789,282
John Hancock Financial Services,
  Inc. ............................      104,352      4,559,139
Lincoln National Corp. ............       64,865      3,069,412
Loews Corp. .......................       66,842      3,947,689
Marsh & McLennan Cos., Inc. .......      192,430      8,909,509
MBIA, Inc. ........................       51,850      3,250,995
MetLife, Inc. .....................      275,843      9,842,078
MGIC Investment Corp. .............       35,782      2,298,278
Progressive Corp. (The)............       78,326      6,861,358
Prudential Financial, Inc. ........      196,017      8,777,641
SAFECO Corp. ......................       50,603      2,184,531
St. Paul Companies, Inc. (The).....       81,986      3,280,260
Torchmark Corp. ...................       41,311      2,222,119
Travelers Property Casualty Corp.
  (Class B)........................      365,255      6,307,954
UnumProvident Corp. ...............      108,283      1,584,180
XL Capital Ltd. ...................       49,365      3,753,715
                                                   ------------
                                                    184,387,590
                                                   ------------
REAL ESTATE -- 2.1%
Apartment Investment & Management
  Co. (Class A)....................       34,368      1,068,501
Equity Office Properties Trust.....      145,196      4,194,712
Equity Residential Properties
  Trust............................       99,250      2,962,613
Plum Creek Timber Co., Inc. .......       66,842      2,171,028
ProLogis...........................       65,438      2,347,261
Simon Property Group, Inc. ........       68,946      4,029,204
                                                   ------------
                                                     16,773,319
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $843,020,467)..............                 808,551,097
                                                   ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $4,935,820).....    4,935,820      4,935,820
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $847,956,287)..............                 813,486,917
OTHER ASSETS AND
  LIABILITIES -- (0.5)%............                  (3,753,442)
                                                   ------------
NET ASSETS -- 100.0%...............                $809,733,475
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 8.6%
Amgen, Inc. (a)......................    595,324   $ 34,629,997
Biogen, Inc. (a).....................    154,795      8,606,602
Chiron Corp. (a).....................     88,865      3,910,949
Genzyme Corp. (a)....................    106,180      4,967,101
MedImmune, Inc. (a)..................    119,154      2,750,074
                                                   ------------
                                                     54,864,723
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 16.0%
Applera Corp. -- Applied Biosystems
  Group..............................    101,412      2,005,929
Bausch & Lomb, Inc. .................     26,902      1,613,313
Baxter International, Inc. ..........    286,164      8,839,606
Becton, Dickinson and Company........    119,878      5,811,685
Biomet, Inc. ........................    121,751      4,670,368
Boston Scientific Corp. (a)..........    381,992     16,188,821
C.R. Bard, Inc. .....................     25,497      2,489,527
Guidant Corp. .......................    146,091      9,257,787
Medtronic, Inc. .....................    562,058     26,838,269
Millipore Corp. (a)..................     25,475      1,308,906
St. Jude Medical, Inc. (a)...........     81,775      5,895,978
Stryker Corp. .......................     93,684      8,293,845
Zimmer Holdings, Inc. (a)............    113,523      8,375,727
                                                   ------------
                                                    101,589,761
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 16.2%
Aetna, Inc. .........................     72,714      6,523,900
AmerisourceBergen Corp. .............     53,742      2,938,613
Anthem, Inc. (a).....................     65,567      5,942,993
Cardinal Health, Inc. ...............    202,989     13,985,942
Caremark Rx, Inc. (a)................    206,300      6,859,475
CIGNA Corp. .........................     67,364      3,975,823
Express Scripts, Inc. (Class A)
  (a)................................     37,709      2,812,714
HCA, Inc. ...........................    231,899      9,419,738
Health Management Associates,
  Inc. ..............................    117,441      2,725,806
Humana, Inc. (a).....................     80,897      1,538,661
IMS Health, Inc. ....................    115,605      2,688,972
Manor Care, Inc. ....................     45,465      1,604,460

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
McKesson Corp. ......................    138,473   $  4,166,653
Medco Health Solutions, Inc. (a).....    128,438      4,366,892
Quest Diagnostics, Inc. .............     49,686      4,115,491
Tenet Healthcare Corp. (a)...........    222,527      2,483,401
UnitedHealth Group, Inc. ............    291,487     18,783,422
Wellpoint Health Networks, Inc.
  (a)................................     73,024      8,304,289
                                                   ------------
                                                    103,237,245
                                                   ------------
PHARMACEUTICALS -- 59.1%
Abbott Laboratories..................    611,740     25,142,514
Allergan, Inc. ......................     62,299      5,243,084
Bristol-Myers Squibb Co. ............    900,413     21,817,007
Eli Lilly and Company................    518,652     34,697,819
Forest Laboratories, Inc. (a)........    171,966     12,316,205
Johnson & Johnson Company............  1,369,747     69,473,568
King Pharmaceuticals, Inc. (a).......    119,803      2,017,482
Merck & Co., Inc. ...................  1,026,627     45,366,647
Pfizer, Inc. ........................  3,519,188    123,347,539
Schering-Plough Corp. ...............    687,159     11,145,719
Watson Pharmaceuticals, Inc. (a).....     52,599      2,250,711
Wyeth................................    617,676     23,193,734
                                                   ------------
                                                    376,012,029
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $614,980,872)................               635,703,758
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $1,017,045).............  1,017,045      1,017,045
                                                   ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $615,997,917)................               636,720,803
OTHER ASSETS AND LIABILITIES --
  (0.1)%.............................                  (466,520)
                                                   ------------
NET ASSETS -- 100.0%.................              $636,254,283
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 17.7%
Boeing Co. ..........................    437,879   $ 17,983,691
General Dynamics Corp. ..............    107,329      9,587,700
Goodrich Corp. ......................     90,106      2,529,275
Honeywell International, Inc. .......    450,958     15,264,928
Lockheed Martin Corp. ...............    237,681     10,847,761
Northrop Grumman Corp. ..............    100,342      9,875,660
Raytheon Co. ........................    226,645      7,103,054
Rockwell Collins, Inc. ..............    114,581      3,621,905
United Technologies Corp. ...........    266,576     23,005,509
                                                   ------------
                                                     99,819,483
                                                   ------------
AIR FREIGHT & LOGISTICS -- 9.6%
FedEx Corp. .........................    159,189     11,964,645
Ryder System, Inc. ..................     58,609      2,269,927
United Parcel Service, Inc. (Class
  B).................................    572,131     39,957,629
                                                   ------------
                                                     54,192,201
                                                   ------------
AIRLINES -- 1.2%
Delta Air Lines, Inc. (a)............    108,226        857,150
Southwest Airlines Co. ..............    432,303      6,143,026
                                                   ------------
                                                      7,000,176
                                                   ------------
BUILDING PRODUCTS -- 2.3%
American Standard Cos., Inc. (a).....     44,767      5,092,246
Masco Corp. .........................    251,229      7,647,411
                                                   ------------
                                                     12,739,657
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 12.0%
Allied Waste Industries, Inc. (a)....    255,902      3,406,056
Apollo Group, Inc. (Class A) (a).....     98,069      8,444,721
Avery Dennison Corp. ................     67,980      4,229,036
Cendant Corp. .......................    537,120     13,100,357
Cintas Corp. ........................    103,163      4,486,559
Deluxe Corp. ........................     38,472      1,542,727
Equifax, Inc. .......................     94,143      2,430,772
H&R Block, Inc. .....................    103,932      5,303,650
Monster Worldwide, Inc. (a)..........     91,985      2,410,007
Pitney Bowes, Inc. ..................    133,265      5,678,422
R.R. Donnelley & Sons Co. ...........    154,493      4,673,413
Robert Half International, Inc.
  (a)................................    121,316      2,865,484
Waste Management, Inc. ..............    313,261      9,454,217
                                                   ------------
                                                     68,025,421
                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.4%
Fluor Corp. .........................     59,412      2,298,650
                                                   ------------
ELECTRICAL EQUIPMENT -- 4.8%
American Power Conversion Corp.
  (a)................................    139,800      3,216,798
Cooper Industries Ltd (Class A)......     61,566      3,520,344
Emerson Electric Co. ................    222,277     13,318,838
Power-One, Inc. (a)..................    132,795      1,468,712
Rockwell Automation, Inc. ...........    120,834      4,189,315
Thomas & Betts Corp. (a).............     73,129      1,595,675
                                                   ------------
                                                     27,309,682
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INDUSTRIAL CONGLOMERATES -- 32.1%
3M Co. ..............................    399,917   $ 32,741,205
General Electric Co. ................  3,757,748    114,686,469
Textron, Inc. .......................     85,080      4,522,002
Tyco International Ltd. .............  1,029,265     29,488,442
                                                   ------------
                                                    181,438,118
                                                   ------------
MACHINERY -- 15.0%
Caterpillar, Inc. ...................    184,289     14,571,731
Crane Co. ...........................     59,225      1,954,425
Cummins, Inc. .......................     39,139      2,287,675
Danaher Corp. .......................     85,999      8,029,727
Deere & Co. .........................    135,608      9,398,990
Dover Corp. .........................    122,725      4,758,048
Eaton Corp. .........................     92,531      5,199,317
Illinois Tool Works, Inc. ...........    163,034     12,917,184
Ingersoll-Rand Co. (Class A).........    100,825      6,820,811
ITT Industries, Inc. ................     55,859      4,263,717
Navistar International Corp. (a).....     54,491      2,498,412
PACCAR, Inc. ........................    101,274      5,695,650
Pall Corp. ..........................     92,071      2,089,091
Parker-Hannifin Corp. ...............     74,447      4,206,256
                                                   ------------
                                                     84,691,034
                                                   ------------
RAILROADS -- 4.2%
Burlington Northern Santa Fe
  Corp. .............................    207,952      6,550,488
CSX Corp. ...........................    128,392      3,888,994
Norfolk Southern Corp. ..............    228,411      5,045,599
Union Pacific Corp. .................    140,176      8,385,328
                                                   ------------
                                                     23,870,409
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. .................     59,909      2,875,632
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $518,907,461)................               564,260,463
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $607,457)...............    607,457        607,457
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $519,514,918)................               564,867,920
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   428,301
                                                   ------------
NET ASSETS -- 100.0%.................              $565,296,221
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
CHEMICALS -- 51.3%
Air Products & Chemicals, Inc. ......    615,936   $ 30,870,712
Dow Chemical Co. ....................  2,499,803    100,692,065
Du Pont (E.I.) de Nemours and Co. ...  2,676,689    113,009,810
Eastman Chemical Co. ................    215,428      9,194,467
Ecolab, Inc. ........................    697,196     19,891,002
Engelhard Corp. .....................    345,452     10,325,560
Great Lakes Chemical Corp. ..........    147,500      3,517,875
Hercules, Inc. (a)...................    321,476      3,690,544
International Flavors & Fragrances,
  Inc. ..............................    260,054      9,231,917
Monsanto Co. ........................    724,460     26,565,948
PPG Industries, Inc. ................    464,518     27,081,399
Praxair, Inc. .......................    881,114     32,706,952
Rohm & Haas Co. .....................    605,708     24,131,407
Sigma-Aldrich Corp. .................    189,835     10,505,469
                                                   ------------
                                                    421,415,127
                                                   ------------
CONSTRUCTION MATERIALS -- 1.6%
Vulcan Materials Co. ................    279,537     13,261,235
                                                   ------------
CONTAINERS & PACKAGING -- 6.0%
Ball Corp. ..........................    156,051     10,577,137
Bemis Co., Inc. .....................    295,668      7,687,368
Pactiv Corp. (a).....................    433,787      9,651,761
Sealed Air Corp. (a).................    233,493     11,611,607
Temple-Inland, Inc. .................    151,927      9,623,056
                                                   ------------
                                                     49,150,929
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- 24.2%
Alcoa, Inc. .........................  2,334,707   $ 80,990,986
Allegheny Technologies, Inc. ........    254,078      3,074,344
Freeport-McMoran Copper & Gold, Inc.
  (Class B)..........................    474,791     18,559,580
Newmont Mining Corp. (Holding Co.)...    984,547     45,909,426
Nucor Corp. .........................    214,848     13,208,855
Phelps Dodge Corp. (a)...............    254,915     20,816,359
United States Steel Corp. ...........    319,141     11,894,385
Worthington Industries, Inc. ........    250,112      4,794,647
                                                   ------------
                                                    199,248,582
                                                   ------------
PAPER & FOREST PRODUCTS -- 16.8%
Georgia-Pacific Corp. ...............    694,204     23,387,733
International Paper Co. .............  1,289,122     54,478,296
Louisiana-Pacific Corp. .............    306,858      7,916,936
MeadWestvaco Corp. ..................    548,561     15,518,791
Weyerhaeuser Co. ....................    558,188     36,561,314
                                                   ------------
                                                    137,863,070
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $799,308,630)................               820,938,943
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $2,660,732).............  2,660,732      2,660,732
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $801,969,362)................               823,599,675
OTHER ASSETS AND
  LIABILITIES -- (0.2)%..............                (1,303,082)
                                                   ------------
NET ASSETS -- 100.0%.................              $822,296,593
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 15.4%
ADC Telecommunications, Inc. (a).....    425,042   $  1,232,622
Andrew Corp. (a).....................     92,603      1,620,553
Avaya, Inc. (a)......................    259,499      4,120,844
CIENA Corp. (a)......................    242,624      1,205,841
Cisco Systems, Inc. (a)..............  3,168,542     74,524,108
Comverse Technology, Inc. (a)........    100,628      1,825,392
Corning Inc. (a).....................  668,362..      7,472,287
JDS Uniphase Corp. (a)...............    709,245      2,886,627
Lucent Technologies, Inc. (a)........  2,079,618      8,547,230
Motorola, Inc. ......................  1,093,286     19,241,834
QLogic Corp. (a).....................     46,793      1,544,637
QUALCOMM, Inc. ......................    374,522     24,875,751
Scientific-Atlanta, Inc. ............     80,438      2,601,365
Tellabs, Inc. (a)....................    208,264      1,797,318
                                                   ------------
                                                    153,496,409
                                                   ------------
COMPUTERS & PERIPHERALS -- 18.3%
Apple Computer, Inc. (a).............    179,372      4,852,013
Dell, Inc. (a).......................  1,184,991     39,839,397
EMC Corp. (a)........................  1,136,960     15,474,026
Gateway, Inc. (a)....................    219,215      1,157,455
Hewlett-Packard Co. .................  1,413,314     32,280,092
International Business Machines
  Corp. .............................    783,454     71,952,415
Lexmark International, Inc. (a)......     61,173      5,627,916
NCR Corp. (a)........................     48,528      2,138,144
Network Appliance, Inc. (a)..........    169,919      3,644,762
Sun Microsystems, Inc. (a)...........  1,556,106      6,473,401
                                                   ------------
                                                    183,439,621
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 12.8%
ALLTEL Corp. ........................    146,309      7,299,356
AT&T Corp. ..........................    370,587      7,252,388
BellSouth Corp. .....................    848,998     23,508,755
CenturyTel, Inc. ....................     70,505      1,938,182
Citizens Communications Co. (a)......    142,874      1,848,790
Qwest Communications International,
  Inc. (a)...........................    837,171      3,608,207
SBC Communications, Inc. ............  1,161,324     28,498,891
Sprint Corp. ........................    425,514      7,842,223
Verizon Communications, Inc. ........  1,273,125     46,519,987
                                                   ------------
                                                    128,316,779
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Agilent Technologies, Inc. (a).......    226,232      7,155,718
Jabil Circuit, Inc. (a)..............     98,744      2,906,036
Molex, Inc. .........................     87,548      2,660,584
PerkinElmer, Inc. ...................     74,153      1,534,226
Sanmina-SCI Corp. (a)................    269,557      2,967,823
Solectron Corp. (a)..................    421,421      2,330,458
Symbol Technologies, Inc. ...........    121,438      1,675,844
Tektronix, Inc. (a)..................     45,430      1,486,015
Thermo Electron Corp. (a)............     82,566      2,334,966
Waters Corp. (a).....................     61,386      2,507,004
                                                   ------------
                                                     27,558,674
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INFORMATION SERVICES -- 5.5%
Automatic Data Processing, Inc. .....    271,972   $ 11,422,824
Computer Sciences Corp. (a)..........     90,422      3,646,719
Convergys Corp. (a)..................     65,797      1,000,114
Electronic Data Systems Corp. .......    228,354      4,418,650
First Data Corp. ....................    409,159     17,250,144
Fiserv, Inc. (a).....................     89,712      3,208,998
Paychex, Inc. .......................    174,072      6,196,963
Sabre Holdings Corp. ................     64,612      1,603,024
SunGard Data Systems, Inc. (a).......    137,326      3,762,732
Unisys Corp. (a).....................    165,170      2,358,628
                                                   ------------
                                                     54,868,796
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Yahoo!, Inc. (a).....................    314,933     15,264,803
                                                   ------------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp. (a)......................    384,372      5,600,300
                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 18.7%
Advanced Micro Devices, Inc. (a).....    179,727      2,916,969
Altera Corp. (a).....................    184,102      3,770,409
Analog Devices, Inc. ................    177,371      8,515,582
Applied Materials, Inc. (a)..........    784,404     16,770,558
Applied Micro Circuits Corp. (a).....    177,537      1,020,838
Broadcom Corp. (a)...................    148,172      5,803,897
Intel Corp. .........................  2,989,319     81,309,477
KLA-Tencor Corp. (a).................     94,026      4,734,209
Linear Technology Corp. .............    148,640      5,502,653
LSI Logic Corp. (a)..................    196,204      1,832,545
Maxim Integrated Products, Inc. .....    154,803      7,289,673
Micron Technology, Inc. (a)..........    292,893      4,894,242
National Semiconductor Corp. (a).....     89,914      3,994,879
Novellus Systems, Inc. (a)...........     75,100      2,387,429
NVIDIA Corp. (a).....................     85,160      2,248,224
PMC-Sierra, Inc. (a).................    101,663      1,725,221
Teradyne, Inc. (a)...................     97,401      2,321,066
Texas Instruments, Inc. .............    806,696     23,571,657
Xilinx, Inc. (a).....................    164,806      6,262,628
                                                   ------------
                                                    186,872,156
                                                   ------------
SOFTWARE -- 20.8%
Adobe Systems, Inc. .................    114,775      4,525,578
Autodesk, Inc. ......................     60,771      1,921,579
BMC Software, Inc. (a)...............    110,764      2,165,436
Citrix Systems, Inc. (a).............     84,580      1,828,620
Computer Associates International,
  Inc. ..............................    277,582      7,455,853
Compuware Corp. (a)..................    205,167      1,520,288
Electronic Arts, Inc. (a)............    142,894      7,710,560
Intuit, Inc. (a).....................     93,682      4,204,448
Mercury Interactive Corp. (a)........     45,634      2,044,403
Microsoft Corp. .....................  4,976,577    124,265,128
Novell, Inc. (a).....................    210,401      2,394,363
Oracle Corp. (a).....................  2,421,414     29,081,182
Parametric Technology Corp. (a)......    172,922        781,607
PeopleSoft, Inc. (a).................    175,176      3,239,004
Siebel Systems, Inc. (a).............    244,343      2,817,275
Symantec Corp (a)....................  143,489..      6,643,541
VERITAS Software Corp. (a)...........    204,740      5,509,553
                                                   ------------
                                                    208,108,418
                                                   ------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
WIRELESS TELECOMMUNICATION SERVICES -- 3.5%
AT&T Wireless Services, Inc. (a).....  1,275,805   $ 17,363,706
Nextel Communications, Inc. (a)......    518,216     12,815,482
Sprint Corp. (PCS Group) (a).........    505,563      4,651,179
                                                   ------------
                                                     34,830,367
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $1,480,033,026)..............               998,356,323
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class Prime
  Fund...............................  1,318,095   $  1,318,095
Federated Prime Obligations Fund.....      2,680          2,680
                                                   ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,320,775)..................                 1,320,775
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,481,353,801)..............               999,677,098
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                    56,845
                                                   ------------
NET ASSETS -- 100.0%.................              $999,733,943
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.8%
ELECTRIC UTILITIES -- 71.6%
Allegheny Energy, Inc. (a)........      491,561   $    6,739,301
Ameren Corp. .....................      700,067       32,266,088
American Electric Power Co.,
  Inc. ...........................    1,520,048       50,039,980
CenterPoint Energy, Inc. .........    1,183,702       13,529,714
Cinergy Corp. ....................      685,212       28,018,319
CMS Energy Corp. (a)..............      628,297        5,623,258
Consolidated Edison, Inc. ........      869,719       38,354,608
Dominion Resources, Inc. .........    1,248,447       80,275,142
DTE Energy Co. ...................      649,770       26,738,036
Edison International..............    1,253,758       30,453,782
Entergy Corp. ....................      880,503       52,389,928
Exelon Corp. .....................    1,266,935       87,253,813
FirstEnergy Corp. ................    1,269,281       49,603,501
FPL Group, Inc. ..................      709,490       47,429,407
PG&E Corp. (a)....................    1,612,269       46,707,433
Pinnacle West Capital Corp. ......      352,963       13,889,094
PPL Corp. ........................      682,349       31,115,114
Progress Energy, Inc. ............      943,063       44,399,406
Southern Co. (The)................    2,817,650       85,938,325
TECO Energy, Inc. ................      726,290       10,625,623
TXU Corp. ........................    1,246,444       35,723,085
Xcel Energy, Inc. ................    1,534,750       27,333,898
                                                  --------------
                                                     844,446,855
                                                  --------------
GAS UTILITIES -- 9.7%
KeySpan Corp. ....................      612,068       23,393,239
Kinder Morgan, Inc. ..............      474,189       29,883,391
Nicor, Inc. ......................      170,171        5,995,124
NiSource, Inc. ...................    1,009,977       21,462,011
Peoples Energy Corp. .............      143,687        6,415,625
Sempra Energy.....................      874,411       27,806,270
                                                  --------------
                                                     114,955,660
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
MULTI-UTILITIES & UNREGULATED POWER -- 18.5%
AES Corp. (a).....................    2,396,254   $   20,440,047
Calpine Corp. (a).................    1,596,255        7,454,511
Constellation Energy Group,
  Inc. ...........................      643,675       25,714,816
Duke Energy Corp. ................    3,492,361       78,927,358
Dynegy, Inc. (Class A) (a)........    1,465,768        5,804,441
El Paso Corp......................    2,476,657       17,609,031
Public Service Enterprise Group,
  Inc. ...........................      908,851       42,697,820
Williams Cos., Inc. (The).........    2,002,175       19,160,815
                                                  --------------
                                                     217,808,839
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,029,937,161)...........                 1,177,211,354
                                                  --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $6,635,732)....    6,635,732        6,635,732
                                                  --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $1,036,572,893)...........                 1,183,847,086
OTHER ASSETS AND
  LIABILITIES -- (0.4)%...........                    (4,500,905)
                                                  --------------
NET ASSETS -- 100.0%..............                $1,179,346,181
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST (NOTE 1)
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

                                                         THE CONSUMER    THE CONSUMER
                                                         DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $293,195,798    $428,038,243    $904,021,786     $813,486,917
  Receivable for investments sold......................       248,903       4,088,803      20,970,883        1,734,262
  Receivable for income received for Select Sector
    SPDRs in-kind transactions.........................            --              --           1,477               --
  Dividends receivable (Note 2)........................       157,057         899,779         563,760        1,220,346
  Prepaid expenses.....................................         2,744           3,024           5,361            7,684
                                                         ------------    ------------    ------------     ------------
         TOTAL ASSETS..................................   293,604,502     433,029,849     925,563,267      816,449,209
                                                         ------------    ------------    ------------     ------------
LIABILITIES
  Payable for investments purchased....................       448,483       4,082,814      20,974,425        1,788,498
  Payable for income delivered for Select Sector SPDRs
    redeemed in-kind...................................            --             692              --          344,403
  Distribution payable (Note 2)........................       384,657       1,471,476       3,868,934        4,212,204
  Accrued advisory fees (Note 3).......................        12,376          16,782          37,954           41,586
  Accrued trustees fees (Note 3).......................         2,666           3,077           5,917            7,758
  Accrued distribution fees (Note 3)...................        83,616          95,335         106,549          153,535
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3)......................................         9,803          14,802          44,684           58,492
  Accrued expenses and other liabilities...............        49,835          39,798         128,807          109,258
                                                         ------------    ------------    ------------     ------------
         TOTAL LIABILITIES.............................       991,436       5,724,776      25,167,270        6,715,734
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $292,613,066    $427,305,073    $900,395,997     $809,733,475
                                                         ============    ============    ============     ============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................  $295,087,277    $492,257,766    $916,776,469     $882,789,178
  Undistributed (distributions in excess of) net
    investment income..................................      (293,173)       (235,577)     (1,342,016)        (961,240)
  Accumulated net realized gain (loss) on
    investments........................................   (18,720,710)    (85,078,358)    (86,814,512)     (37,625,093)
  Net unrealized appreciation (depreciation) on
    investments........................................    16,539,672      20,361,242      71,776,056      (34,469,370)
                                                         ------------    ------------    ------------     ------------
      NET ASSETS.......................................  $292,613,066    $427,305,073    $900,395,997     $809,733,475
                                                         ============    ============    ============     ============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share.........  $      31.81    $      22.85    $      29.33     $      29.44
                                                         ============    ============    ============     ============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)...................................     9,200,125      18,700,496      30,700,649       27,506,236
                                                         ============    ============    ============     ============
  Cost of investments..................................  $276,656,126    $407,677,001    $832,245,730     $847,956,287
                                                         ============    ============    ============     ============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   ---------------   --------------
     $636,720,803       $564,867,920    $823,599,675    $  999,677,098    $1,183,847,086
          652,910          1,544,692       2,470,708                --         4,417,587
               --              1,666          35,869           340,639                --
          722,926          1,100,838       1,185,187           380,117         2,148,214
            4,201              5,936           6,396            11,424            12,732
     ------------       ------------    ------------    --------------    --------------
      638,100,840        567,521,052     827,297,835     1,000,409,278     1,190,425,619
     ------------       ------------    ------------    --------------    --------------
               --                 --       1,989,192                --                --
               --                 --              --                --            15,756
        1,593,056          1,945,710       2,639,530                --        10,398,117
           27,021             24,620          33,161            45,470            54,853
            4,527              5,683           6,518            10,827            12,275
           89,606             87,794         135,298           461,114           195,187
           27,001             25,751          40,503            94,857           126,510
          105,346            135,273         157,040            63,067           276,740
     ------------       ------------    ------------    --------------    --------------
        1,846,557          2,224,831       5,001,242           675,335        11,079,438
     ------------       ------------    ------------    --------------    --------------
     $636,254,283       $565,296,221    $822,296,593    $  999,733,943    $1,179,346,181
     ============       ============    ============    ==============    ==============
     $642,142,650       $565,056,521    $818,435,947    $2,076,923,360    $1,089,676,969
         (396,890)          (302,444)       (148,120)        1,189,696        (1,297,655)
      (26,214,363)       (44,810,858)    (17,621,547)     (596,702,410)      (56,307,326)
       20,722,886         45,353,002      21,630,313      (481,676,703)      147,274,193
     ------------       ------------    ------------    --------------    --------------
     $636,254,283       $565,296,221    $822,296,593    $  999,733,943    $1,179,346,181
     ============       ============    ============    ==============    ==============
     $      29.87       $      26.48    $      26.19    $        20.22    $        24.26
     ============       ============    ============    ==============    ==============
       21,300,385         21,350,241      31,400,975        49,452,885        48,604,579
     ============       ============    ============    ==============    ==============
     $615,997,917       $519,514,918    $801,969,362    $1,481,353,801    $1,036,572,893
     ============       ============    ============    ==============    ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2004 (UNAUDITED)

                                                          THE CONSUMER    THE CONSUMER
                                                          DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                          SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                            SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                          -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (Note 2)..............................   $ 1,440,643     $ 3,013,682    $  6,270,925    $  9,553,368
                                                           -----------     -----------    ------------    ------------
EXPENSES
  Administrator, custodian and transfer agent fee (Note
    3)..................................................       130,624         151,799         292,402         377,985
  Distribution fee (Note 3).............................        95,898         111,538         215,386         278,597
  License fee (Note 3)..................................        82,198          95,604         184,617         238,798
  Advisory fee (Note 3).................................        68,499          79,670         153,847         198,998
  Printing and postage expense..........................        27,382          24,241          53,823          53,498
  Professional fees.....................................         7,467           3,712          12,478           4,251
  Trustee fees (Note 3).................................         4,694           4,839           8,097           8,075
  SEC registration expense..............................        11,281          11,016          18,743          26,687
  Insurance expense.....................................         1,185           1,847           2,662           5,038
  Miscellaneous expenses................................           971           1,318           2,207           2,339
                                                           -----------     -----------    ------------    ------------
    TOTAL EXPENSES BEFORE WAIVERS.......................       430,199         485,584         944,262       1,194,266
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).............................       (41,099)        (47,802)        (92,308)       (119,399)
                                                           -----------     -----------    ------------    ------------
  NET EXPENSES..........................................       389,100         437,782         851,954       1,074,867
                                                           -----------     -----------    ------------    ------------
  NET INVESTMENT INCOME (LOSS)..........................     1,051,543       2,575,900       5,418,971       8,478,501
                                                           -----------     -----------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions...    13,986,502       7,604,569      21,398,311      66,910,460
  Net change in unrealized appreciation
    (depreciation)......................................    23,072,287      30,027,227      94,036,244      41,873,997
                                                           -----------     -----------    ------------    ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS.......................................    37,058,789      37,631,796     115,434,555     108,784,457
                                                           -----------     -----------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $38,110,332     $40,207,696    $120,853,526    $117,262,958
                                                           ===========     ===========    ============    ============

See accompanying notes to financial statements.

    THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
       SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    ---------------   --------------   -------------   --------------   -------------
      $ 3,659,058      $ 5,012,267      $ 7,540,397     $  5,142,005    $ 24,509,025
      -----------      -----------      -----------     ------------    ------------
          223,117          276,798          318,145          526,010         596,758
          164,213          203,861          234,399          387,928         440,181
          140,754          174,738          200,914          332,509         377,298
          117,296          145,615          167,428          277,090         314,415
           45,846           60,558           69,641           75,645         123,846
           12,844           16,601           20,480            6,076          32,308
            8,949            9,182           10,143           15,354          16,799
           15,678           24,455           24,252           41,200          51,586
            1,593            2,020            2,331            7,583           4,674
            1,501            2,278            2,265            4,037           4,189
      -----------      -----------      -----------     ------------    ------------
          731,791          916,106        1,049,998        1,673,432       1,962,054
          (70,377)         (87,369)        (100,457)        (166,255)       (188,649)
      -----------      -----------      -----------     ------------    ------------
          661,414          828,737          949,541        1,507,177       1,773,405
      -----------      -----------      -----------     ------------    ------------
        2,997,644        4,183,530        6,590,856        3,634,828      22,735,620
      -----------      -----------      -----------     ------------    ------------
        4,385,131       42,735,466       43,639,249       29,604,902      78,726,510
       13,482,270       30,128,246       48,045,371       83,026,314      52,632,758
      -----------      -----------      -----------     ------------    ------------
       17,867,401       72,863,712       91,684,620      112,631,216     131,359,268
      -----------      -----------      -----------     ------------    ------------
      $20,865,045      $77,047,242      $98,275,476     $116,266,044    $154,094,888
      ===========      ===========      ===========     ============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                           THE CONSUMER DISCRETIONARY       THE CONSUMER STAPLES
                                                             SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                           ---------------------------   ---------------------------
                                                           (UNAUDITED)                   (UNAUDITED)
                                                            SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                            3/31/2004      9/30/2003      3/31/2004      9/30/2003
                                                           ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................  $  1,051,543   $  1,082,565   $  2,575,900   $  4,495,088
  Net realized gain (loss) on investment transactions....    13,986,502      3,427,570      7,604,569    (23,216,215)
  Net change in unrealized appreciation (depreciation)...    23,072,287     26,302,779     30,027,227     28,516,581
                                                           ------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................    38,110,332     30,812,914     40,207,696      9,795,454
                                                           ------------   ------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED..............................        (1,611)       130,703        176,741         56,698
                                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (1,089,921)    (1,186,210)    (2,732,933)    (4,528,088)
                                                           ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..................................    26,407,143     85,795,152    113,547,459     65,511,554
                                                           ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during period....    63,425,943    115,552,559    151,198,963     70,835,618
  Net assets at beginning of period......................   229,187,123    113,634,564    276,106,110    205,270,492
                                                           ------------   ------------   ------------   ------------
NET ASSETS END OF PERIOD(1)..............................  $292,613,066   $229,187,123   $427,305,073   $276,106,110
                                                           ============   ============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income..............................  $   (293,173)  $   (254,795)  $   (235,577)  $    (78,544)
                                                           ============   ============   ============   ============

See accompanying notes to financial statements.

            THE ENERGY                   THE FINANCIAL                THE HEALTH CARE
      SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
    ---------------------------   ---------------------------   ---------------------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
     SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     3/31/2004      9/30/2003      3/31/2004      9/30/2003      3/31/2004      9/30/2003
    ------------   ------------   ------------   ------------   ------------   ------------
    $  5,418,971   $  6,945,552   $  8,478,501   $ 14,262,398   $  2,997,644   $  2,653,552
      21,398,311      4,899,983     66,910,460     64,669,231      4,385,131        265,660
      94,036,244     34,876,256     41,873,997     77,323,781     13,482,270     13,643,673
    ------------   ------------   ------------   ------------   ------------   ------------
     120,853,526     46,721,791    117,262,958    156,255,410     20,865,045     16,562,885
    ------------   ------------   ------------   ------------   ------------   ------------
         825,778       (207,743)        13,095        (87,185)       307,537        293,336
    ------------   ------------   ------------   ------------   ------------   ------------
      (6,342,915)    (6,750,742)    (8,478,797)   (14,072,829)    (3,075,937)    (2,961,960)
    ------------   ------------   ------------   ------------   ------------   ------------
     389,196,866    116,158,272    (84,224,665)   242,208,378    301,889,327    192,037,217
    ------------   ------------   ------------   ------------   ------------   ------------
     504,533,255    155,921,578     24,572,591    384,303,774    319,985,972    205,931,478
     395,862,742    239,941,164    785,160,884    400,857,110    316,268,311    110,336,833
    ------------   ------------   ------------   ------------   ------------   ------------
    $900,395,997   $395,862,742   $809,733,475   $785,160,884   $636,254,283   $316,268,311
    ============   ============   ============   ============   ============   ============
    $ (1,342,016)  $   (418,072)  $   (961,240)  $   (960,944)  $   (396,890)  $   (318,597)
    ============   ============   ============   ============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               THE INDUSTRIAL                  THE MATERIALS
                                                          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                        ----------------------------    ----------------------------
                                                        (UNAUDITED)                     (UNAUDITED)
                                                         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                           ENDED           ENDED           ENDED           ENDED
                                                         3/31/2004       9/30/2003       3/31/2004       9/30/2003
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)........................  $  4,183,530    $  5,821,928    $  6,590,856    $  7,325,716
  Net realized gain (loss) on investment
    transactions......................................    42,735,466      19,491,705      43,639,249      17,902,076
  Net change in unrealized appreciation
    (depreciation)....................................    30,128,246      48,937,077      48,045,371      35,191,473
                                                        ------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS........................................    77,047,242      74,250,710      98,275,476      60,419,265
                                                        ------------    ------------    ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED........................      (317,370)        883,874         (30,537)      1,033,882
                                                        ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................    (4,764,541)     (5,963,416)     (6,317,501)     (7,973,938)
                                                        ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)...............................   (86,961,282)    424,340,134     283,296,658     233,948,493
                                                        ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets during
    period............................................   (14,995,951)    493,511,302     375,224,096     287,427,702
  Net assets at beginning of period...................   580,292,172      86,780,870     447,072,497     159,644,795
                                                        ------------    ------------    ------------    ------------
NET ASSETS END OF PERIOD(1)...........................  $565,296,221    $580,292,172    $822,296,593    $447,072,497
                                                        ============    ============    ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income.......................  $   (302,444)   $    278,567    $   (148,120)   $   (421,475)
                                                        ============    ============    ============    ============

See accompanying notes to financial statements.

         THE TECHNOLOGY                      THE UTILITIES
    SELECT SECTOR SPDR FUND             SELECT SECTOR SPDR FUND
--------------------------------    --------------------------------
 (UNAUDITED)                         (UNAUDITED)
  SIX MONTHS           YEAR           SIX MONTHS           YEAR
    ENDED             ENDED             ENDED             ENDED
  3/31/2004         9/30/2003         3/31/2004         9/30/2003
--------------    --------------    --------------    --------------
$    3,634,828    $    6,413,493    $   22,735,620    $   30,580,258
    29,604,902      (116,311,782)       78,726,510         1,884,847
    83,026,314       484,426,359        52,632,758       148,394,701
--------------    --------------    --------------    --------------
   116,266,044       374,528,070       154,094,888       180,859,806
--------------    --------------    --------------    --------------
       270,572          (615,928)       (1,193,517)        3,172,171
--------------    --------------    --------------    --------------
              )
    (7,553,916        (2,618,188)      (21,419,851)      (33,590,987)
--------------    --------------    --------------    --------------
  (171,546,474)       58,415,669      (134,075,617)      892,255,123
--------------    --------------    --------------    --------------
   (62,563,774)      429,709,623        (2,594,097)    1,042,696,113
 1,062,297,717       632,588,094     1,181,940,278       139,244,165
--------------    --------------    --------------    --------------
$  999,733,943    $1,062,297,717    $1,179,346,181    $1,181,940,278
==============    ==============    ==============    ==============
$    1,189,696    $    5,108,784    $   (1,297,655)   $   (2,613,424)
==============    ==============    ==============    ==============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE CONSUMER DISCRETIONARY
                                                          SELECT SECTOR SPDR FUND
                                   SIX MONTHS
                                      ENDED          YEAR       YEAR       YEAR       YEAR        PERIOD
                                    03/31/04        ENDED      ENDED      ENDED      ENDED        ENDED
                                 (UNAUDITED) (1)   09/30/03   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                 ---------------   --------   --------   --------   --------   ------------
Net asset value, beginning of
  period.......................     $  27.61       $  22.73   $  23.08   $  24.89   $ 26.17      $ 24.51
                                    --------       --------   --------   --------   -------      -------
Net investment income (loss)...         0.12           0.18       0.14       0.23      0.22         0.09
Net realized and unrealized
  gain (loss) (3)..............         4.21           4.84      (0.36)     (1.80)    (1.29)        1.66
                                    --------       --------   --------   --------   -------      -------
Total from investment
  operations...................         4.33           5.02      (0.22)     (1.57)    (1.07)        1.75
                                    --------       --------   --------   --------   -------      -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net..........................           --           0.02       0.03         --        --         0.01
                                    --------       --------   --------   --------   -------      -------
Distributions to shareholders
  from:
Net investment income..........        (0.13)         (0.16)     (0.16)     (0.24)    (0.21)       (0.10)
Net realized gain (loss).......           --             --         --         --        --           --
                                    --------       --------   --------   --------   -------      -------
Total distributions to
  shareholders.................        (0.13)         (0.16)     (0.16)     (0.24)    (0.21)       (0.10)
                                    --------       --------   --------   --------   -------      -------
Net asset value, end of
  period.......................     $  31.81       $  27.61   $  22.73   $  23.08   $ 24.89      $ 26.17
                                    ========       ========   ========   ========   =======      =======
Total return (4)...............        15.64%         22.27%     (0.93)%    (6.46)%   (4.12)%       7.17%
                                    ========       ========   ========   ========   =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).......................     $292,613       $229,187   $113,635   $106,175   $89,615      $35,324
Ratio of expenses to average
  net assets...................         0.28%(5)       0.28%      0.27%      0.27%     0.43%        0.58%(5)
Ratio of expenses to average
  net assets before waivers....         0.31%(5)       0.31%      0.31%      0.32%     0.51%        0.58%(5)
Ratio of net investment income
  (loss) to average net
  assets.......................         0.77%(5)       0.66%      0.57%      0.89%     0.80%        0.49%(5)
Portfolio turnover rate (6)....         0.99%         28.68%     42.34%      4.71%    16.28%        9.56%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE CONSUMER STAPLES
                                                           SELECT SECTOR SPDR FUND
                                   SIX MONTHS
                                      ENDED         YEAR       YEAR       YEAR       YEAR        PERIOD
                                    03/31/04       ENDED      ENDED      ENDED      ENDED        ENDED
                                   (UNAUDITED)    09/30/03   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                   -----------    --------   --------   --------   --------   ------------
Net asset value, beginning of
  period.........................   $  20.30      $  19.83   $  25.10   $  25.02   $  22.63     $ 26.06
                                    --------      --------   --------   --------   --------     -------
Net investment income (loss).....       0.17          0.34       0.43       0.27       0.30        0.20
Net realized and unrealized gain
  (loss) (3).....................       2.54          0.50      (5.29)      0.09       2.39       (3.44)
                                    --------      --------   --------   --------   --------     -------
Total from investment
  operations.....................       2.71          0.84      (4.86)      0.36       2.69       (3.24)
                                    --------      --------   --------   --------   --------     -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net............................       0.01            --      (0.04)      0.03      (0.02)       0.01
                                    --------      --------   --------   --------   --------     -------
Distributions to shareholders
  from:
Net investment income............      (0.17)        (0.37)     (0.37)     (0.31)     (0.28)      (0.20)
Net realized gain (loss).........         --            --         --         --         --          --
                                    --------      --------   --------   --------   --------     -------
Total distributions to
  shareholders...................      (0.17)        (0.37)     (0.37)     (0.31)     (0.28)      (0.20)
                                    --------      --------   --------   --------   --------     -------
Net asset value, end of period...   $  22.85      $  20.30   $  19.83   $  25.10   $  25.02     $ 22.63
                                    ========      ========   ========   ========   ========     =======
Total return (4).................      13.42%         4.31%    (19.68)%     1.53%     11.92%     (12.45)%
                                    ========      ========   ========   ========   ========     =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).........................   $427,305      $276,106   $205,270   $368,956   $156,394     $17,651
Ratio of expenses to average net
  assets.........................       0.27%(5)      0.27%      0.28%      0.28%      0.42%       0.57%(5)
Ratio of expenses to average net
  assets before waivers..........       0.30%(5)      0.30%      0.32%      0.33%      0.50%       0.57%(5)
Ratio of net investment income
  (loss) to average net assets...       1.62%(5)      1.87%      1.48%      1.21%      1.20%       1.10%(5)
Portfolio turnover rate (6)......       1.75%        37.16%     59.68%      6.42%      9.77%       2.91%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE ENERGY
                                                          SELECT SECTOR SPDR FUND
                                  SIX MONTHS
                                     ENDED           YEAR       YEAR       YEAR       YEAR        PERIOD
                                   03/31/04         ENDED      ENDED      ENDED      ENDED        ENDED
                                (UNAUDITED) (1)    09/30/03   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                ---------------    --------   --------   --------   --------   ------------
Net asset value, beginning of
  period......................     $  23.99        $  21.14   $  25.90   $  32.81   $  27.46     $  23.59
                                   --------        --------   --------   --------   --------     --------
Net investment income
  (loss)......................         0.24            0.50       0.43       0.45       0.55         0.29
Net realized and unrealized
  gain (loss) (3).............         5.32            2.83      (4.73)     (6.90)      5.28         3.88
                                   --------        --------   --------   --------   --------     --------
Total from investment
  operations..................         5.56            3.33      (4.30)     (6.45)      5.83         4.17
                                   --------        --------   --------   --------   --------     --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.........................         0.03           (0.01)      0.01       0.02      (0.01)        0.07
                                   --------        --------   --------   --------   --------     --------
Distributions to shareholders
  from:
Net investment income.........        (0.25)          (0.47)     (0.47)     (0.48)     (0.47)       (0.37)
Net realized gain (loss)......           --              --         --         --         --           --
                                   --------        --------   --------   --------   --------     --------
Total distributions to
  shareholders................        (0.25)          (0.47)     (0.47)     (0.48)     (0.47)       (0.37)
                                   --------        --------   --------   --------   --------     --------
Net asset value, end of
  period......................     $  29.33        $  23.99   $  21.14   $  25.90   $  32.81     $  27.46
                                   ========        ========   ========   ========   ========     ========
Total return (4)..............        23.33%          15.87%    (16.72)%   (19.81)%    21.38%       17.91%
                                   ========        ========   ========   ========   ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)......................     $900,396        $395,863   $239,941   $244,739   $291,975     $149,636
Ratio of expenses to average
  net assets..................         0.28%(5)        0.28%      0.27%      0.28%      0.41%        0.56%(5)
Ratio of expenses to average
  net assets before waivers...         0.31%(5)        0.31%      0.31%      0.33%      0.50%        0.56%(5)
Ratio of net investment income
  (loss) to average net
  assets......................         1.76%(5)        2.06%      1.82%      1.56%      1.71%        1.73%(5)
Portfolio turnover rate (6)...         4.70%           6.72%     38.55%     17.36%     30.76%       20.15%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE FINANCIAL
                                                          SELECT SECTOR SPDR FUND
                                 SIX MONTHS
                                    ENDED          YEAR         YEAR       YEAR       YEAR        PERIOD
                                  03/31/04        ENDED        ENDED      ENDED      ENDED        ENDED
                                 (UNAUDITED)   09/30/03 (1)   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                 -----------   ------------   --------   --------   --------   ------------
Net asset value, beginning of
  period.......................   $  25.41       $  20.66     $  24.70   $  28.96   $  22.04     $  22.02
                                  --------       --------     --------   --------   --------     --------
Net investment income (loss)...       0.30           0.49         0.49       0.41       0.35         0.21
Net realized and unrealized
  gain (loss) (3)..............       4.03           4.75        (4.03)     (4.27)      6.91         0.02
                                  --------       --------     --------   --------   --------     --------
Total from investment
  operations...................       4.33           5.24        (3.54)     (3.86)      7.26         0.23
                                  --------       --------     --------   --------   --------     --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net..........................         --             --        (0.07)     (0.01)        --         0.01
                                  --------       --------     --------   --------   --------     --------
Distributions to shareholders
  from:
Net investment income..........      (0.30)         (0.49)       (0.43)     (0.39)     (0.34)       (0.22)
Net realized gain (loss).......         --             --           --         --         --           --
                                  --------       --------     --------   --------   --------     --------
Total distributions to
  shareholders.................      (0.30)         (0.49)       (0.43)     (0.39)     (0.34)       (0.22)
                                  --------       --------     --------   --------   --------     --------
Net asset value, end of
  period.......................   $  29.44       $  25.41     $  20.66   $  24.70   $  28.96     $  22.04
                                  ========       ========     ========   ========   ========     ========
Total return (4)...............      17.09%         25.45%      (14.87)%   (13.50)%    33.24%        0.97%
                                  ========       ========     ========   ========   ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).......................   $809,733       $785,161     $400,857   $612,568   $430,141     $123,409
Ratio of expenses to average
  net assets...................       0.27%(5)       0.28%        0.27%      0.27%      0.44%        0.57%(5)
Ratio of expenses to average
  net assets before waivers....       0.30%(5)       0.32%        0.31%      0.32%      0.54%        0.57%(5)
Ratio of net investment income
  (loss) to average net
  assets.......................       2.13%(5)       2.09%        1.70%      1.43%      1.45%        1.14%(5)
Portfolio turnover rate (6)....       2.82%          5.90%       10.58%      8.77%      7.02%        5.71%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE HEALTH CARE
                                                           SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                      ENDED          YEAR       YEAR       YEAR       YEAR        PERIOD
                                     03/31/04       ENDED      ENDED      ENDED      ENDED        ENDED
                                  (UNAUDITED)(1)   09/30/03   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                  --------------   --------   --------   --------   --------   ------------
Net asset value, beginning of
  period........................     $  27.86      $  25.36   $  23.55   $  29.06   $ 26.85      $ 23.97
                                     --------      --------   --------   --------   -------      -------
Net investment income (loss)....         0.19          0.32       0.14       0.07      0.03        (0.02)
Net realized and unrealized gain
  (loss) (3)....................         1.99          2.49       1.82      (5.49)     2.37         2.90
                                     --------      --------   --------   --------   -------      -------
Total from investment
  operations....................         2.18          2.81       1.96      (5.42)     2.40         2.88
                                     --------      --------   --------   --------   -------      -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................         0.01          0.03         --         --     (0.01)          --
                                     --------      --------   --------   --------   -------      -------
Distributions to shareholders
  from:
Net investment income...........        (0.18)        (0.34)     (0.15)     (0.08)       --           --
Net realized gain (loss)........           --            --         --      (0.01)    (0.18)          --
                                     --------      --------   --------   --------   -------      -------
Total distributions to
  shareholders..................        (0.18)        (0.34)     (0.15)     (0.09)    (0.18)          --
                                     --------      --------   --------   --------   -------      -------
Net asset value, end of
  period........................     $  29.87      $  27.86   $  25.36   $  23.55   $ 29.06      $ 26.85
                                     ========      ========   ========   ========   =======      =======
Total return (4)................         7.81%        11.22%      8.27%    (18.71)%    8.84%       12.03%
                                     ========      ========   ========   ========   =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................     $636,254      $316,268   $110,337   $114,228   $79,911      $60,420
Ratio of expenses to average net
  assets........................         0.28%(5)      0.28%      0.28%      0.28%     0.42%        0.57% (5)
Ratio of expenses to average net
  assets before waivers.........         0.31%(5)      0.31%      0.32%      0.33%     0.51%        0.57% (5)
Ratio of net investment income
  (loss) to average net
  assets........................         1.28%(5)      1.21%      0.49%      0.26%     0.10%       (0.11)%(5)
Portfolio turnover rate (6).....         3.64%         6.00%    102.64%     27.99%    21.88%       14.56%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE INDUSTRIAL
                                                         SELECT SECTOR SPDR FUND
                               SIX MONTHS
                                  ENDED             YEAR         YEAR       YEAR       YEAR        PERIOD
                                03/31/04           ENDED        ENDED      ENDED      ENDED        ENDED
                             (UNAUDITED) (1)    09/30/03 (1)   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                             ---------------    ------------   --------   --------   --------   ------------
Net asset value, beginning
  of period................     $  23.26          $  19.50     $ 23.60    $ 30.30    $ 28.68      $ 22.66
                                --------          --------     -------    -------    -------      -------
Net investment income
  (loss)...................         0.19              0.35        0.39       0.30       0.35         0.21
Net realized and unrealized
  gain (loss) (3)..........         3.26              3.70       (4.11)     (6.66)      1.70         6.00
                                --------          --------     -------    -------    -------      -------
Total from investment
  operations...............         3.45              4.05       (3.72)     (6.36)      2.05         6.21
                                --------          --------     -------    -------    -------      -------
Undistributed net
  investment income
  included in price of
  units issued and
  redeemed, net............        (0.01)             0.04       (0.06)      0.02      (0.04)          --
                                --------          --------     -------    -------    -------      -------
Distributions to
  shareholders from:
Net investment income......        (0.22)            (0.33)      (0.32)     (0.36)     (0.31)       (0.19)
Net realized gain (loss)...           --                --          --         --      (0.08)          --
                                --------          --------     -------    -------    -------      -------
Total distributions to
  shareholders.............        (0.22)            (0.33)      (0.32)     (0.36)     (0.39)       (0.19)
                                --------          --------     -------    -------    -------      -------
Net asset value, end of
  period...................     $  26.48          $  23.26     $ 19.50    $ 23.60    $ 30.30      $ 28.68
                                ========          ========     =======    =======    =======      =======
Total return (4)...........        14.78%            21.07%     (16.24)%   (21.10)%     7.10%       27.40%
                                ========          ========     =======    =======    =======      =======
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............     $565,296          $580,292     $86,781    $67,265    $49,989      $65,963
Ratio of expenses to
  average net assets.......         0.28%(5)          0.27%       0.28%      0.28%      0.44%        0.57%(5)
Ratio of expenses to
  average net assets before
  waivers..................         0.31%(5)          0.30%       0.31%      0.33%      0.51%        0.57%(5)
Ratio of net investment
  income (loss) to average
  net assets...............         1.44%(5)          1.59%       1.26%      1.25%      1.10%        0.94%(5)
Portfolio turnover rate
  (6)......................         1.59%            14.85%      57.63%      7.14%     42.37%       12.42%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE MATERIALS
                                                            SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED         YEAR       YEAR       YEAR       YEAR        PERIOD
                                     03/31/04       ENDED      ENDED      ENDED      ENDED        ENDED
                                    (UNAUDITED)    09/30/03   09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                    -----------    --------   --------   --------   --------   ------------
Net asset value, beginning of
  period..........................   $  21.86      $  17.74   $  19.33   $ 18.03    $ 23.74      $ 20.72
                                     --------      --------   --------   -------    -------      -------
Net investment income (loss)......       0.29          0.44       0.43      0.36       0.45         0.24
Net realized and unrealized gain
  (loss) (3)......................       4.28          4.10      (1.60)     1.86      (5.66)        3.01
                                     --------      --------   --------   -------    -------      -------
Total from investment
  operations......................       4.57          4.54      (1.17)     2.22      (5.21)        3.25
                                     --------      --------   --------   -------    -------      -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.............................         --          0.05       0.02      0.02      (0.07)          --
                                     --------      --------   --------   -------    -------      -------
Distributions to shareholders
  from:
Net investment income.............      (0.24)        (0.47)     (0.44)    (0.43)     (0.37)       (0.23)
Net realized gain (loss)..........         --            --         --     (0.51)     (0.06)          --
                                     --------      --------   --------   -------    -------      -------
Total distributions to
  shareholders....................      (0.24)        (0.47)     (0.44)    (0.94)     (0.43)       (0.23)
                                     --------      --------   --------   -------    -------      -------
Net asset value, end of period....   $  26.19      $  21.86   $  17.74   $ 19.33    $ 18.03      $ 23.74
                                     ========      ========   ========   =======    =======      =======
Total return (4)..................      20.93%        26.04%     (6.27)%   12.08%    (22.48)%      15.59%
                                     ========      ========   ========   =======    =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $822,297      $447,072   $159,645   $99,541    $56,785      $81,887
Ratio of expenses to average net
  assets..........................       0.28%(5)      0.27%      0.28%     0.27%      0.43%        0.56%(5)
Ratio of expenses to average net
  assets before waivers...........       0.31%(5)      0.30%      0.31%     0.32%      0.51%        0.56%(5)
Ratio of net investment income
  (loss) to average net assets....       1.97%(5)      2.39%      1.96%     2.12%      1.73%        1.44%(5)
Portfolio turnover rate (6).......       2.56%         3.94%     27.79%     5.59%     19.18%        9.70%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     THE TECHNOLOGY
                                                                SELECT SECTOR SPDR FUND
                                  SIX MONTHS
                                     ENDED            YEAR           YEAR           YEAR          YEAR         PERIOD
                                   03/31/04          ENDED          ENDED          ENDED         ENDED         ENDED
                                (UNAUDITED) (1)   09/30/03 (1)   09/30/02 (1)   09/30/01 (1)    09/30/00    09/30/99 (2)
                                ---------------   ------------   ------------   ------------   ----------   ------------
Net asset value, beginning of
  period......................     $  18.25        $    11.84      $  19.18       $  46.44     $    41.22     $  30.09
                                   --------        ----------      --------       --------     ----------     --------
Net investment income
  (loss)......................         0.07              0.10          0.02          (0.01)         (0.08)       (0.04)
Net realized and unrealized
  gain (loss) (3).............         2.03              6.36         (7.34)        (27.18)          5.31        11.18
                                   --------        ----------      --------       --------     ----------     --------
Total from investment
  operations..................         2.10              6.46         (7.32)        (27.19)          5.23        11.14
                                   --------        ----------      --------       --------     ----------     --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.........................         0.01             (0.01)        (0.02)         (0.07)         (0.01)       (0.01)
                                   --------        ----------      --------       --------     ----------     --------
Distributions to shareholders
  from:
Net investment income.........        (0.14)            (0.04)           --             --             --           --
Net realized gain (loss)......           --                --            --             --             --           --
                                   --------        ----------      --------       --------     ----------     --------
Total distributions to
  shareholders................        (0.14)            (0.04)           --           0.00           0.00           --
                                   --------        ----------      --------       --------     ----------     --------
Net asset value, end of
  period......................     $  20.22        $    18.25      $  11.84       $  19.18     $    46.44     $  41.22
                                   ========        ==========      ========       ========     ==========     ========
Total return (4)..............        11.50%            54.66%       (38.28)%       (58.71)%        12.67%       37.00%
                                   ========        ==========      ========       ========     ==========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)......................     $999,734        $1,062,298      $632,588       $897,427     $1,042,665     $731,719
Ratio of expenses to average
  net assets..................         0.27%(5)          0.28%         0.27%          0.28%          0.42%        0.56%(5)
Ratio of expenses to average
  net assets before waivers...         0.30%(5)          0.32%         0.30%          0.33%          0.50%        0.56%(5)
Ratio of net investment income
  (loss) to average net
  assets......................         0.66%(5)          0.65%         0.12%         (0.05)%        (0.16)%      (0.15)%(5)
Portfolio turnover rate (6)...         1.34%             9.86%        17.92%         10.85%         24.34%       21.23%

See accompanying notes to financial highlights on page 56

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE UTILITIES
                                                         SELECT SECTOR SPDR FUND
                                SIX MONTHS
                                   ENDED           YEAR        YEAR       YEAR       YEAR        PERIOD
                                 03/31/04         ENDED       ENDED      ENDED      ENDED        ENDED
                                (UNAUDITED)      09/30/03    09/30/02   09/30/01   09/30/00   09/30/99 (2)
                                -----------     ----------   --------   --------   --------   ------------
Net asset value, beginning of
  period......................  $    21.79      $    18.57   $  29.35   $  32.24   $  29.52     $ 29.06
                                ----------      ----------   --------   --------   --------     -------
Net investment income
  (loss)......................        0.43            0.81       0.89       0.70       1.06        0.56
Net realized and unrealized
  gain (loss) (3).............        2.47            3.16     (10.82)     (2.48)      2.86        0.45
                                ----------      ----------   --------   --------   --------     -------
Total from investment
  operations..................        2.90            3.97      (9.93)     (1.78)      3.92        1.01
                                ----------      ----------   --------   --------   --------     -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.........................       (0.02)           0.06       0.06       0.04      (0.17)       0.05
                                ----------      ----------   --------   --------   --------     -------
Distributions to shareholders
  from:
Net investment income.........       (0.41)          (0.81)     (0.91)     (0.90)     (0.85)      (0.60)
Net realized gain (loss)......          --              --         --      (0.25)     (0.18)         --
                                ----------      ----------   --------   --------   --------     -------
Total distributions to
  shareholders................       (0.41)          (0.81)     (0.91)     (1.15)     (1.03)      (0.60)
                                ----------      ----------   --------   --------   --------     -------
Net asset value, end of
  period......................  $    24.26      $    21.79   $  18.57   $  29.35   $  32.24     $ 29.52
                                ==========      ==========   ========   ========   ========     =======
Total return (4)..............       13.33%          22.16%    (34.15)%    (5.53)%    13.21%       3.66%
                                ==========      ==========   ========   ========   ========     =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)......................  $1,179,346      $1,181,940   $139,244   $110,068   $108,011     $81,168
Ratio of expenses to average
  net assets..................        0.28%(5)        0.27%      0.27%      0.29%      0.40%       0.57%(5)
Ratio of expenses to average
  net assets before waivers...        0.31%(5)        0.31%      0.30%      0.34%      0.50%       0.57%(5)
Ratio of net investment income
  (loss) to average net
  assets......................        3.62%(5)        4.02%      3.60%      2.87%      3.45%       2.62%(5)
Portfolio turnover rate (6)...        1.81%           5.70%     56.89%     11.79%     44.57%      38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

In computing a Fund's net asset value per Share, the Fund's securities holdings are valued using the same methodology as the Funds' respective index uses to calculate the value of the Index's underlying securities. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At March 31, 2004, the Funds had the following capital loss carryforwards (determined as of September 30, 2003), which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                           2008         2009           2010           2011
--------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                      $  234,327   $   718,060   $    732,626   $ 13,927,450
Consumer Staples Select Sector SPDR Fund        32,935     5,361,967      1,125,600     54,107,397
Energy Select Sector SPDR Fund                 748,469       615,827      6,697,642     65,879,072
Financial Select Sector SPDR Fund              310,711     3,419,828      3,115,309     19,148,460
Health Care Select Sector SPDR Fund                 --     1,393,723      2,876,921     17,808,907
Industrial Select Sector SPDR Fund                  --     5,365,360        617,211     29,450,669
Materials Select Sector SPDR Fund                   --     1,158,053      3,739,320      6,349,204
Technology Select Sector SPDR Fund           1,441,975    13,684,462    110,778,244    305,114,554
Utilities Select Sector SPDR Fund                   --     2,084,663        419,927     20,355,853

During the fiscal period ended March 31, 2004, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $14,295,483
Consumer Staples Select Sector SPDR Fund                          7,909,323
Energy Select Sector SPDR Fund                                   26,141,993
Financial Select Sector SPDR Fund                                70,271,767
Health Care Select Sector SPDR Fund                               6,943,175
Industrial Select Sector SPDR Fund                               44,790,769
Materials Select Sector SPDR Fund                                46,539,763
Technology Select Sector SPDR Fund                               42,414,075
Utilities Select Sector SPDR Fund                                88,972,763

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2002 through September 30, 2003 which have been deferred for tax purposes until fiscal year 2004:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $  2,492,760
Consumer Staples Select Sector SPDR Fund                         23,737,580
Energy Select Sector SPDR Fund                                    6,649,386
Financial Select Sector SPDR Fund                                 7,210,934
Health Care Select Sector SPDR Fund                               1,232,888
Industrial Select Sector SPDR Fund                                6,120,192
Materials Select Sector SPDR Fund                                 2,282,759
Technology Select Sector SPDR Fund                              123,285,364
Utilities Select Sector SPDR Fund                                15,554,461

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2004 the Trust had no open repurchase agreements.

PROXY VOTING POLICIES

Information regarding the Fund's proxy voting policies and procedures is available without charge by calling 1-800-843-2639, and on the SEC's website at www.sec.gov.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephonic meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $1,000 per committee meeting attended except for the Chairman of the Committee who receives $1,500 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of (a) a sliding scale fee calculated as follows (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added);(ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added); and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. Pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

$500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a twelve-month period ending January 31, 2005. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the six months ended March 31, 2004 were as follows:

                            FUND                               WAIVER AMOUNT
----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                   $ 41,099
Consumer Staples Select Sector SPDR Fund                           47,802
Energy Select Sector SPDR Fund                                     92,308
Financial Select Sector SPDR Fund                                 119,399
Health Care Select Sector SPDR Fund                                70,377
Industrial Select Sector SPDR Fund                                 87,369
Materials Select Sector SPDR Fund                                 100,457
Technology Select Sector SPDR Fund                                166,255
Utilities Select Sector SPDR Fund                                 188,649

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective February 1, 2002, the Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February 1, 2005.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which requires that the Trust pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee is payable in full on each anniversary of the first day of trading of any Select Sector SPDR Fund on the AMEX. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2004
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            3,800,000     $114,739,894
Dividend reinvestment SPDRs issued          122            3,810
SPDRs redeemed                       (2,900,000)     (88,338,172)
Net income equalization                      --            1,611
                                     ----------     ------------
Net increase                            900,122     $ 26,407,143
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          10,750,000     $ 268,530,218
Dividend reinvestment SPDRs
  issued                                     3                78
SPDRs redeemed                      (7,450,000)     (182,604,441)
Net income equalization                     --          (130,703)
                                    ----------     -------------
Net increase                         3,300,003     $  85,795,152
                                    ==========     =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CONSUMER STAPLES SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2004
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            9,000,000     $198,039,947
Dividend reinvestment SPDRs issued          173            3,755
SPDRs redeemed                       (3,900,000)     (84,319,502)
Net income equalization                      --         (176,741)
                                     ----------     ------------
Net increase                          5,100,173     $113,547,459
                                     ==========     ============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            6,700,000     $131,764,821
Dividend reinvestment SPDRs issued          139            2,746
SPDRs redeemed                       (3,450,000)     (66,199,315)
Net income equalization                      --           56,698
                                     ----------     ------------
Net increase                          3,250,139     $ 65,511,554
                                     ==========     ============

ENERGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          22,550,000     $ 616,339,426
Dividend reinvestment SPDRs
  issued                                   395            10,895
SPDRs redeemed                      (8,350,000)     (226,327,677)
Net income equalization                     --          (825,778)
                                    ----------     -------------
Net increase                        14,200,395     $ 389,196,866
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,900,000    $ 403,998,243
Dividend reinvestment SPDRs
  issued                                    149            3,337
SPDRs redeemed                      (12,750,000)    (288,051,051)
Net income equalization                      --          207,743
                                    -----------    -------------
Net increase                          5,150,149    $ 116,158,272
                                    ===========    =============

FINANCIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          43,600,000    $ 1,244,342,974
Dividend reinvestment SPDRs
  issued                                 1,055             29,757
SPDRs redeemed                     (47,000,000)    (1,328,584,301)
Net income equalization                     --            (13,095)
                                   -----------    ---------------
Net decrease                        (3,398,945)   $   (84,224,665)
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          90,100,000    $ 2,097,213,388
Dividend reinvestment SPDRs
  issued                                 1,761             48,184
SPDRs redeemed                     (78,600,000)    (1,855,132,996)
Net income equalization                     --             87,185
                                   -----------    ---------------
Net increase                        11,501,761    $   242,208,378
                                   ===========    ===============

HEALTH CARE SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2004
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                           11,000,000     $333,535,116
Dividend reinvestment SPDRs issued          363           10,662
SPDRs redeemed                       (1,050,000)     (31,348,914)
Net income equalization                      --         (307,537)
                                     ----------     ------------
Net increase                          9,950,363     $301,889,327
                                     ==========     ============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            7,800,000     $214,015,123
Dividend reinvestment SPDRs issued           21              595
SPDRs redeemed                         (800,000)     (21,685,165)
Net income equalization                      --         (293,336)
                                      ---------     ------------
Net increase                          7,000,021     $192,037,217
                                      =========     ============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INDUSTRIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           5,350,000     $ 140,188,535
Dividend reinvestment SPDRs
  issued                                   235             6,330
SPDRs redeemed                      (8,950,000)     (227,473,517)
Net income equalization                     --           317,370
                                    ----------     -------------
Net decrease                        (3,599,765)    $ (86,961,282)
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          26,300,000     $ 562,525,359
Dividend reinvestment SPDRs
  issued                                     6               127
SPDRs redeemed                      (5,800,000)     (137,301,478)
Net income equalization                     --          (883,874)
                                    ----------     -------------
Net increase                        20,500,006     $ 424,340,134
                                    ==========     =============

MATERIALS SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           26,900,000    $ 675,471,965
Dividend reinvestment SPDRs
  issued                                    953           24,288
SPDRs redeemed                      (15,950,000)    (392,230,132)
Net income equalization                      --           30,537
                                    -----------    -------------
Net increase                         10,950,953    $ 283,296,658
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          20,800,000     $ 433,113,510
Dividend reinvestment SPDRs
  issued                                    19               381
SPDRs redeemed                      (9,350,000)     (198,131,516)
Net income equalization                     --        (1,033,882)
                                    ----------     -------------
Net increase                        11,450,019     $ 233,948,493
                                    ==========     =============

TECHNOLOGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,200,000    $ 112,530,055
Dividend reinvestment SPDRs
  issued                                  1,801           38,246
SPDRs redeemed                      (13,950,000)    (283,844,203)
Net income equalization                      --         (270,572)
                                    -----------    -------------
Net decrease                         (8,748,199)   $(171,546,474)
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           18,350,000    $ 277,484,077
Dividend reinvestment SPDRs
  issued                                  1,081           15,599
SPDRs redeemed                      (13,600,000)    (219,699,935)
Net income equalization                      --          615,928
                                    -----------    -------------
Net increase                          4,751,081    $  58,415,669
                                    ===========    =============

UTILITIES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            9,300,000    $ 212,989,996
Dividend reinvestment SPDRs
  issued                                  4,077           96,583
SPDRs redeemed                      (14,950,000)    (348,355,713)
Net income equalization                      --        1,193,517
                                    -----------    -------------
Net decrease                         (5,645,923)   $(134,075,617)
                                    ===========    =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                          52,300,000     $1,009,645,746
Dividend reinvestment SPDRs
  issued                                   389              7,869
SPDRs redeemed                      (5,550,000)      (114,226,321)
Net income equalization                     --         (3,172,171)
                                    ----------     --------------
Net increase                        46,750,389     $  892,255,123
                                    ==========     ==============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2004 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  276,656,126   $ 26,800,227   $ 10,260,555   $  16,539,672
Consumer Staples Select Sector SPDR Fund                   407,677,001     26,004,154      5,642,912      20,361,242
Energy Select Sector SPDR Fund                             832,245,730     73,045,061      1,269,005      71,776,056
Financial Select Sector SPDR Fund                          847,956,287     13,684,001     48,153,371     (34,469,370)
Health Care Select Sector SPDR Fund                        615,997,917     39,859,445     19,136,559      20,722,886
Industrial Select Sector SPDR Fund                         519,514,918     51,061,575      5,708,573      45,353,002
Materials Select Sector SPDR Fund                          801,969,362     35,905,059     14,274,746      21,630,313
Technology Select Sector SPDR Fund                       1,481,353,801     24,963,194    506,639,897    (481,676,703)
Utilities Select Sector SPDR Fund                        1,036,572,893    154,286,186      7,011,993     147,274,193

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2004, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $  108,247,388    $   81,850,521
Consumer Staples Select Sector SPDR Fund                         185,376,201        71,815,994
Energy Select Sector SPDR Fund                                   568,327,439       179,144,861
Financial Select Sector SPDR Fund                              1,006,493,318     1,081,905,348
Health Care Select Sector SPDR Fund                              333,165,764        31,292,695
Industrial Select Sector SPDR Fund                               140,009,016       226,976,612
Materials Select Sector SPDR Fund                                645,784,006       362,514,871
Technology Select Sector SPDR Fund                                91,794,970       285,168,983
Utilities Select Sector SPDR Fund                                200,559,639       334,329,452

For the period ended March 31, 2004, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES        SALES
----------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 2,701,488    $ 3,053,924
Consumer Staples Select Sector SPDR Fund                        5,690,778      6,741,937
Energy Select Sector SPDR Fund                                 29,674,969     32,402,293
Financial Select Sector SPDR Fund                              21,947,565     33,582,426
Health Care Select Sector SPDR Fund                            17,088,432     18,092,744
Industrial Select Sector SPDR Fund                              9,124,794     11,501,009
Materials Select Sector SPDR Fund                              17,402,127     19,554,220
Technology Select Sector SPDR Fund                             31,658,897     13,140,674
Utilities Select Sector SPDR Fund                              22,465,614     32,824,610

For the period ended March 31, 2004, there were brokerage commissions on investment transactions paid to State Street Corporation as follows:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $  318
Consumer Staples Select Sector SPDR Fund                           327
Energy Select Sector SPDR Fund                                       0
Financial Select Sector SPDR Fund                                   68
Health Care Select Sector SPDR Fund                                642
Industrial Select Sector SPDR Fund                               3,420
Materials Select Sector SPDR Fund                                6,693
Technology Select Sector SPDR Fund                               5,298
Utilities Select Sector SPDR Fund                                2,739

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.451, 1 for 2.606, 1 for 2.359, 1 for 2.202, 1 for 2.397, 1 for 2.266, 1 for 2.072, 1 for 3.009, and 1
for 2.906, respectively.

THE SELECT SECTOR SPDR TRUST         (CIRCLE GRAPHIC)         SEMI-ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
DONALD A. GIGNAC, PRESIDENT
MICHAEL P. RILEY, TREASURER
MARY MORAN ZEVEN, SECRETARY
STEPHANIE M. NICHOLS, ASSISTANT SECRETARY

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                INDEX FUNDS(SM)

                           [SELECT SECTOR SPDRs LOGO]


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 2.  CODE OF ETHICS

Not required for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not required for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEE FOR LISTED COMPANIES

The Trust has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Trust's Audit Committee is comprised of the following members: George Gaspari (Chairman), Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required for this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 10. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Donald A. Gignac, the registrant's President and Principal Executive Officer, and Michael P. Riley, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Messrs. Gignac and Riley determined that the

Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1) Not applicable to this filing.

(a)(2) The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SDPR(R) TRUST


By:   /s/Donald A. Gignac
      -----------------------------------
      Donald A. Gignac
      President and Principal Executive Officer of the Select Sector
      SPDR(R) Trust

Date: June 1, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SELECT SECTOR SDPR(R) TRUST


By:      /s/Donald A. Gignac
         -----------------------------------
         Donald A. Gignac
         President and Principal Executive Officer of the Select Sector SPDR(R) Trust

Date:    June 1, 2004


By:      /s/Michael P. Riley
         -----------------------------------
         Michael P. Riley
         Treasurer and Principal Financial Officer of the Select Sector SPDR(R) Trust

Date:    June 1, 2004